UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8104

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code: (513) 362-8000

Date of fiscal year end:  09/30/07
                          --------
Date of reporting period: 12/31/06
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
CLOVER CORE FIXED INCOME FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

   PRINCIPAL                                                           MARKET
    AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 48.0%

 $    354,249  FHLMC ARM Pool #Q10089 (A), 6.70%, 1/1/36           $    349,710
      990,533  FHLMC CMO Ser 3225 Class EO PO (B),
               .00%, 10/15/36                                           733,513
      813,944  FHLMC CMO/REMIC Ser 3100 PO (B),
               .00%, 1/15/36                                            621,861
      400,000  FHLMC CMO/REMIC Ser 3139, Class YB,
               4.38%, 4/15/15                                           387,666
      775,000  FHLMC Gold #08168, 6.00%, 12/1/36                        780,732
      572,299  FHLMC Pool #C01844, 4.50%, 4/1/34                        536,892
      674,326  FHLMC Pool #G08062, 5.00%, 6/1/35                        650,871
      106,935  FNMA CMO/REMIC Ser 1994-17, Class H,
               6.00%, 2/25/09                                           107,074
      570,326  FNMA Pool #254759, 4.50%, 6/1/18                         551,534
      696,194  FNMA Pool #255111, 5.50%, 3/1/34                         688,730
       19,775  FNMA Pool #369214, 5.00%, 4/1/09                          19,587
       58,882  FNMA Pool #535301, 6.50%, 4/1/15                          60,351
      807,697  FNMA Pool #689022, 5.00%, 5/1/33                         781,309
      484,358  FNMA Pool #694431, 5.00%, 3/1/18                         477,230
      424,428  FNMA Pool #738783, 7.00%, 2/1/25                         437,403
      340,667  FNMA Pool #G11570, 5.00%, 4/1/19                         335,445
      137,562  GNMA CMO/REMIC Ser 2004-59, Class DA,
               5.00%, 6/16/34                                           135,025
        6,301  GNMA Pool #196477, 10.00%, 4/15/10                         6,845
       19,269  GNMA Pool #202886, 8.00%, 3/15/17                         20,315
        5,835  GNMA Pool #221235, 8.50%, 7/15/17                          6,237
       15,478  GNMA Pool #331786, 8.00%, 8/15/22                         16,409
       88,589  GNMA Pool #376400, 6.50%, 2/15/24                         91,073
       68,464  GNMA Pool #439478, 7.00%, 1/15/27                         70,831
      171,562  GNMA Pool #457921, 5.50%, 12/15/28                       171,204
      109,417  GNMA Pool #462622, 6.50%, 3/15/28                        112,589
       54,429  GNMA Pool #533974, 6.50%, 5/15/32                         55,921
      131,114  GNMA Pool #570400, 6.50%, 9/15/31                        134,745
    1,592,788  GNMA Pool #745730, 5.50%, 3/1/35                       1,575,713
       37,000  GNMA Pool #781029, 6.50%, 5/15/29                         38,067
      178,354  GNMA Pool #781096, 6.50%, 12/15/28                       183,525
       86,114  GNMA Pool #781231, 7.00%, 12/15/30                        88,962
      138,406  GNMA Pool #781276, 6.50%, 4/15/31                        142,338
       82,974  GNMA Pool #781328, 7.00%, 9/15/31                         85,767
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS   $ 10,455,474
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 23.3%

               FINANCIALS -- 8.1%

$     650,000  Lehman Brothers Holdings, MTN (A), 8.00%, 9/5/16    $    646,749
      600,000  Marsh & McClennan, 7.13%, 6/15/09                        620,023
      500,000  Morgan Stanley, MTN (A), 7.50%, 10/23/18                 497,500
--------------------------------------------------------------------------------
                                                                      1,764,272
--------------------------------------------------------------------------------

               INDUSTRIALS -- 4.9%

      400,000  OM Group, 9.25%, 12/15/11                                418,500
      650,000  Toyota Motor Credit, MTN (A), 8.00%, 9/1/16              651,625
--------------------------------------------------------------------------------
                                                                      1,070,125
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
CLOVER CORE FIXED INCOME FUND (CONTINUED)
================================================================================

   PRINCIPAL                                                           MARKET
    AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 23.3% (CONTINUED)

               UTILITIES -- 3.7%

$     350,000  AES, 9.38%, 9/15/10                                 $    380,188
      415,000  Consolidated Natural Gas, Ser C, 6.25%, 11/1/11          428,625
--------------------------------------------------------------------------------
                                                                        808,813
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 2.4%

      500,000  Comcast Cable Communication, 6.88%, 6/15/09              517,223
--------------------------------------------------------------------------------

               ENERGY -- 2.4%

      475,000  XTO Energy, 7.50%, 4/15/12                               516,067
--------------------------------------------------------------------------------

               CONSUMER STAPLES -- 1.8%

      367,000  Conagra Foods, 7.88%, 9/15/10                            397,159
--------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                               $  5,073,659
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 12.4%

$     600,000  U.S. Treasury Bond, 4.50%, 2/15/16 +                $    590,437
      200,000  U.S. Treasury Bond, 7.50%, 11/15/16                      243,031
      650,000  U.S. Treasury Bond, 6.25%, 8/15/23                       748,161
      600,000  U.S. Treasury Bond, 4.50%, 2/15/36 +                     570,563
      400,000  U.S. Treasury Note, 5.63%, 5/15/08                       403,656
      150,000  U.S. Treasury Note, 4.00%, 2/15/15                       142,893
--------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                     $  2,698,741
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES -- 8.7%

$     300,000  Countrywide Alternative Loan Trust, Ser 2005-J13,
               Class 2A8, 5.50%, 11/25/35                          $    292,012
      500,000  CS First Boston Mortgage Securities, Ser 2005-C5,
               Class A3 (A), 5.10%, 8/15/38                             494,831
      500,000  Merrill Lynch Mortgage Investors, Ser 1998-C1,
               Class A3 (A), 6.72%, 11/15/26                            533,663
      600,000  Wachovia Bank Commercial Mortgage Trust,
               Ser 2003-C5, Class B, 4.11%, 6/15/35                     561,644
--------------------------------------------------------------------------------
               TOTAL ASSET-BACKED SECURITIES                       $  1,882,150
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATION -- 3.8%

$     750,000  TVA, 5.88%, 4/1/36                                  $    824,633
--------------------------------------------------------------------------------

               MUNICIPAL BOND -- 1.8%

               VIRGINIA -- 1.8%

$     400,000  State Housing Authority RB, Taxable Rental,
               Ser C, 5.00%, 5/1/13                                $    391,912
--------------------------------------------------------------------------------

               CONVERTIBLE BOND -- 0.1%

$      13,000  Quebecor World, CV to 30.5880 Shares,
               6.00%, 10/1/07                                      $     12,870
--------------------------------------------------------------------------------

================================================================================
                                                                       MARKET
    SHARES                                                             VALUE
--------------------------------------------------------------------------------

               INVESTMENT FUND -- 4.2%

      902,625  BlackRock Institutional Money Market
               Trust, 4.95% * ^                                    $    902,625
--------------------------------------------------------------------------------

               CASH EQUIVALENT -- 1.5%

      335,567  BlackRock TempFund, Institutional
               Shares, 5.19% ^                                     $    335,567
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 103.8%
               (Cost $22,829,941)                                  $ 22,577,631

               Liabilities in Excess of Other Assets -- (3.8%)         (832,210)
--------------------------------------------------------------------------------

               Net Assets -- 100.0%                                $ 21,745,421
================================================================================

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $865,781.

*     Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

(A) Variable rate security - the rate reflected is the rate in effect on December 31, 2006.

(B) Zero Coupon security - The rate reported was the effective yield at the time of purchase.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

CV - Convertible Security

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

PO - Principal Only Security

MTN - Medium Term Note

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TVA - Tennessee Valley Authority

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED GROWTH FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.2%                              SHARES             VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 28.2% ++
Alliance Data Systems* +                               39,625      $  2,475,374
Apple Computer*                                        13,528         1,147,716
Applied Materials +                                    83,936         1,548,619
Cisco Systems*                                        171,152         4,677,584
Google, Class A*                                        5,281         2,431,795
Hewlett-Packard                                        45,550         1,876,205
Intel                                                 116,392         2,356,938
International Business Machines                        20,923         2,032,669
Microsoft                                             140,436         4,193,419
Motorola                                               72,921         1,499,256
Novellus Systems, Inc.* +                              52,246         1,798,307
Oracle*                                               173,813         2,979,155
Paychex                                                60,594         2,395,887
Qualcomm                                               28,212         1,066,131
SanDisk*                                               24,230         1,042,617
--------------------------------------------------------------------------------
                                                                     33,521,672
--------------------------------------------------------------------------------

HEALTH CARE -- 16.7%
Aetna                                                  43,995         1,899,704
Amgen*                                                 40,622         2,774,889
Barr Pharmaceuticals*                                  20,703         1,037,634
Cytyc*                                                 48,405         1,369,862
Eli Lilly                                              63,791         3,323,511
Gilead Sciences*                                       15,390           999,273
Johnson & Johnson                                      39,685         2,620,004
Laboratory Corp of America Holdings* +                 16,640         1,222,541
Patterson*                                             56,383         2,002,160
Stryker +                                              38,019         2,095,227
Triad Hospitals*                                       14,525           607,581
--------------------------------------------------------------------------------
                                                                     19,952,386
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.7%
Best Buy +                                             50,134         2,466,091
Brinker International                                  34,515         1,040,972
Dollar Tree Stores*                                    43,907         1,321,601
eBay*                                                  30,265           910,069
Harley-Davidson                                        18,495         1,303,343
Hilton Hotels +                                        58,468         2,040,533
Home Depot                                             55,443         2,226,591
Jarden* +                                              35,070         1,220,085
Men's Wearhouse +                                      37,000         1,415,620
Nike, Class B +                                        17,132         1,696,582
Walt Disney                                            88,540         3,034,266
--------------------------------------------------------------------------------
                                                                     18,675,753
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 99.2% (CONTINUED)                  SHARES             VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 13.0%
3M                                                     14,226      $  1,108,632
Celanese                                               37,962           982,457
Cintas                                                 23,025           914,323
Dover                                                  31,165         1,527,708
Fedex                                                  17,790         1,932,350
General Electric                                       67,354         2,506,241
Goodrich +                                             43,490         1,980,970
Illinois Tool Works +                                  37,230         1,719,654
Norfolk Southern                                       17,868           898,582
United Technologies                                    30,018         1,876,725
--------------------------------------------------------------------------------
                                                                     15,447,642
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.9%
Altria Group                                           32,475         2,787,005
PepsiCo +                                              60,878         3,807,918
Procter & Gamble                                       29,131         1,872,249
Wal-Mart Stores                                        72,920         3,367,446
--------------------------------------------------------------------------------
                                                                     11,834,618
--------------------------------------------------------------------------------

FINANCIALS -- 8.2%
American International Group                           17,778         1,273,971
Bear Stearns                                           16,840         2,741,214
Capital One Financial                                  20,317         1,560,752
First Marblehead +                                     25,730         1,406,145
Host Hotels & Resorts* +                               64,130         1,574,392
Wells Fargo                                            34,078         1,211,814
--------------------------------------------------------------------------------
                                                                      9,768,288
--------------------------------------------------------------------------------

ENERGY -- 2.8%
Apache                                                 13,965           928,812
National Oilwell Varco* +                              21,995         1,345,654
Unit*                                                  22,209         1,076,026
--------------------------------------------------------------------------------
                                                                      3,350,492
--------------------------------------------------------------------------------

MATERIALS -- 2.1%
Eagle Materials                                        22,921           990,875
EI Du Pont de Nemours +                                30,815         1,500,998
--------------------------------------------------------------------------------
                                                                      2,491,873
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.5%
ADC Telecommunications*                                74,823         1,087,178
Telephone & Data Systems                               13,712           680,115
--------------------------------------------------------------------------------
                                                                      1,767,293
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED GROWTH FUND (CONTINUED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.2% (CONTINUED)                  SHARES             VALUE
--------------------------------------------------------------------------------
UTILITIES -- 1.1%
AES*                                                   61,574      $  1,357,091
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $118,167,108
--------------------------------------------------------------------------------

EXCHANGE TRADED FUND -- 0.8%
iShares Russell 1000 Growth Index Fund                 18,199      $  1,000,945
--------------------------------------------------------------------------------

INVESTMENT FUND -- 19.8%
BlackRock Institutional Money Market
Trust, 4.95% ** ^                                  23,574,323      $ 23,574,323
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.0%
PNC Bank Money Market Fund, 4.75% ^                    43,711      $     43,711
--------------------------------------------------------------------------------

Total Investment Securities -- 119.8%
(Cost $134,256,827)                                                $142,786,087

Liabilities in Excess of Other Assets -- (19.8%)                    (23,583,799)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $119,202,288
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $22,712,036.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

++ More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED SMALL CAP VALUE FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.1%                              SHARES             VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 32.3%
Advanta, Class B                                       68,685      $  2,996,726
Affiliated Managers Group* +                           16,940         1,780,902
AG Edwards                                             21,370         1,352,507
Annaly Capital Management +                           130,730         1,818,454
Anworth Mortgage Asset                                201,440         1,915,694
Capital Trust, Class A                                 34,505         1,723,180
CBL & Associates Properties                            30,420         1,318,707
Central Pacific Financial                              53,695         2,081,218
City Holding                                           47,910         1,959,040
CNA Surety*                                            63,970         1,375,355
Delphi Financial Group, Class A                        42,370         1,714,290
East West Bancorp                                      30,840         1,092,353
FelCor Lodging Trust                                  114,670         2,504,392
First Charter                                          75,465         1,856,439
First Midwest Bancorp                                  57,135         2,209,982
FirstFed Financial*                                    20,455         1,369,871
Flushing Financial                                    118,850         2,028,770
Fpic Insurance Group*                                  36,755         1,432,342
Fulton Financial                                      134,430         2,244,981
HCC Insurance Holdings                                 43,780         1,404,900
Home Properties                                        31,165         1,847,150
Independent Bank                                       52,120         1,877,884
Jackson Hewitt Tax Service                             60,135         2,042,786
LTC Properties                                         55,015         1,502,460
MB Financial                                           44,700         1,681,167
MFA Mortgage Investments                              198,445         1,526,042
Mid-America Apartment Communities                      28,795         1,648,226
Navigators Group*                                      39,305         1,893,715
NorthStar Realty Finance                              118,955         1,971,084
Northwest Bancorp                                      82,900         2,276,434
Potlatch                                               36,746         1,610,210
Prosperity Bancshares                                  60,110         2,074,396
Provident Bankshares                                   20,705           737,098
Provident Financial Services                          105,870         1,919,423
Redwood Trust                                          23,625         1,372,140
Safety Insurance Group                                 36,015         1,826,321
Selective Insurance Group                              25,900         1,483,811
Sovran Self Storage                                    22,340         1,279,635
Sterling Bancshares                                   153,558         1,999,319
Sterling Financial (PA)                                65,945         1,560,918
Sterling Financial (Spokane)                           51,805         1,751,527
Sun Communities                                        53,260         1,723,494
United America Indemnity, Class A*                     75,990         1,924,827

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED SMALL CAP VALUE FUND (CONTINUED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 32.3% (CONTINUED)
United Bankshares                                      59,220      $  2,288,853
West Coast Bancorp                                     67,455         2,336,641
--------------------------------------------------------------------------------
                                                                     80,335,664
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 14.9%
Aeroflex*                                             166,660         1,953,255
Atmel*                                                308,075         1,863,854
Avnet* +                                               68,685         1,753,528
Brocade Communications Systems*                       182,590         1,499,064
Carreker*                                             120,335           919,359
CommScope*                                             49,145         1,497,940
CSG Systems International*                             52,955         1,415,487
CTS                                                    80,435         1,262,830
Cymer*                                                 24,115         1,059,854
Digital River* +                                       25,970         1,448,866
Fairchild Semiconductor International*                139,010         2,336,757
Itron*                                                 24,245         1,256,861
j2 Global Communications*                              44,970         1,225,433
Macrovision*                                           44,725         1,263,929
Mentor Graphics*                                       57,365         1,034,291
MicroStrategy, Class A*                                12,220         1,393,202
NICE Systems ADR*                                      53,445         1,645,037
Omnivision Technologies* +                             34,730           474,065
Polycom* +                                             53,080         1,640,703
SAVVIS*                                                55,335         1,976,013
Seachange International*                              132,905         1,358,289
SonicWALL*                                             40,590           341,768
SPSS*                                                  38,320         1,152,282
Sykes Enterprises*                                     84,695         1,494,020
TTM Technologies*                                      93,825         1,063,037
Utstarcom* +                                          149,895         1,311,581
Zoran*                                                 95,330         1,389,911
--------------------------------------------------------------------------------
                                                                     37,031,216
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.9%
Acuity Brands +                                        33,710         1,754,268
Ampco-Pittsburgh                                       41,950         1,404,486
Armor Holdings*                                        24,780         1,359,183
Bucyrus International +                                35,020         1,812,635
Consolidated Graphics*                                 26,215         1,548,520
Continental Airlines, Class B* +                       33,215         1,370,119
EGL*                                                   24,385           726,185
EMCOR Group*                                           30,100         1,711,185
Flowserve*                                             18,350           926,125

                                                                       MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                  SHARES             VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.9% (CONTINUED)
Freightcar America                                     18,630      $  1,033,034
Genlyte Group*                                         16,915         1,321,231
Granite Construction                                   23,350         1,174,972
HUB Group, Class A*                                    52,540         1,447,477
Laidlaw International                                  50,770         1,544,931
Orbital Sciences*                                      63,595         1,172,692
Pacer International                                    38,860         1,156,862
Quanta Services* +                                    109,160         2,147,177
Republic Airways Holdings*                             83,485         1,400,878
Saia*                                                  58,130         1,349,197
URS*                                                   41,765         1,789,630
Volt Information Sciences*                             23,005         1,155,081
Washington Group International*                        18,825         1,125,547
WESCO International*                                   29,365         1,726,956
--------------------------------------------------------------------------------
                                                                     32,158,371
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.8%
Brown Shoe                                             52,880         2,524,492
Callaway Golf +                                        96,265         1,387,179
Childrens Place Retail Stores*                         14,100           895,632
Dollar Tree Stores*                                    44,940         1,352,694
GameStop, Class A* +                                   19,565         1,078,227
Genesco* +                                             51,940         1,937,362
Group 1 Automotive                                     24,880         1,286,794
Guess ?*                                               22,975         1,457,304
Harris Interactive*                                   246,580         1,242,763
HOT Topic*                                            148,300         1,978,322
Kellwood +                                             42,570         1,384,376
Maidenform Brands*                                     78,935         1,430,302
Multimedia Games*                                      66,245           635,952
OfficeMax                                              29,485         1,463,930
Phillips-Van Heusen                                    35,770         1,794,581
Rent-A-Center*                                         68,320         2,016,123
Scholastic*                                            52,175         1,869,952
Sotheby's +                                            55,400         1,718,508
Tenneco*                                               55,360         1,368,499
Tween Brands* +                                        45,045         1,798,647
Wolverine World Wide                                   48,335         1,378,514
--------------------------------------------------------------------------------
                                                                     32,000,153
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED SMALL CAP VALUE FUND (CONTINUED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 5.8%
Air Methods*                                           80,760      $  2,254,818
CONMED*                                                79,495         1,837,924
Molina Healthcare*                                     48,955         1,591,527
Noven Pharmaceuticals*                                 78,115         1,988,027
Perrigo                                               116,875         2,021,938
PSS World Medical*                                     74,260         1,450,298
Service Corporation International                     119,720         1,227,130
WellCare Health Plans*                                 31,715         2,185,164
--------------------------------------------------------------------------------
                                                                     14,556,826
--------------------------------------------------------------------------------

MATERIALS -- 5.8%
AEP Industries*                                        28,000         1,492,680
Buckeye Technologies*                                 137,550         1,647,849
Chaparral Steel                                        33,550         1,485,259
Commercial Metals                                      49,795         1,284,711
Graphic Packaging*                                    300,380         1,300,645
HB Fuller                                              56,925         1,469,804
Innospec                                               40,925         1,905,058
Myers Industries                                       85,265         1,335,250
OM Group*                                              34,485         1,561,481
Pioneer*                                               37,330         1,069,878
--------------------------------------------------------------------------------
                                                                     14,552,615
--------------------------------------------------------------------------------

UTILITIES -- 5.6%
AGL Resources                                          45,975         1,788,887
Avista +                                              119,145         3,015,561
Cleco                                                  65,275         1,646,888
Nicor                                                  34,850         1,630,980
Oneok                                                  45,120         1,945,574
Otter Tail                                             68,445         2,132,746
UGI                                                    65,725         1,792,978
--------------------------------------------------------------------------------
                                                                     13,953,614
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.9%
Andersons                                              16,520           700,283
Church & Dwight                                        36,950         1,575,918
Elizabeth Arden*                                       50,425           960,596
Loews Corp - Carolina Group                            32,030         2,072,981
NBTY*                                                  45,790         1,903,490
Pantry*                                                19,865           930,477
Spartan Stores                                         63,720         1,333,660
Steiner Leisure*                                       19,890           904,995
TreeHouse Foods*                                       60,185         1,877,772
--------------------------------------------------------------------------------
                                                                     12,260,172
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

ENERGY -- 4.1%
Cabot Oil & Gas                                        37,275      $  2,260,730
Forest Oil*                                            46,500         1,519,620
Foundation Coal Holdings +                             38,140         1,211,326
Houston Exploration*                                   31,540         1,633,141
SEACOR Holdings*                                       20,060         1,988,748
Whiting Petroleum* +                                   36,585         1,704,861
--------------------------------------------------------------------------------
                                                                     10,318,426
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $247,167,057
--------------------------------------------------------------------------------

INVESTMENT FUND -- 12.0%
BlackRock Institutional Money Market Trust,
4.95% ** ^                                         29,896,754      $ 29,896,754
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 1.0%
BlackRock TempFund, Institutional Shares,
5.19% ^                                             2,472,766      $  2,472,766
--------------------------------------------------------------------------------

Total Investment Securities -- 112.1%
(Cost $245,499,423)                                                $279,536,577

Liabilities in Excess of Other Assets -- (12.1%)                    (30,174,563)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $249,362,014
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $28,382,957.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED VALUE FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS-- 99.0%                                SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 36.5%
Bear Stearns                                           46,979      $  7,647,242
Camden Property Trust                                  38,809         2,866,045
Capital One Financial                                  63,230         4,857,329
CBL & Associates Properties                            60,059         2,603,558
Citigroup                                             157,382         8,766,176
Comerica                                               42,767         2,509,568
CompuCredit* +                                         59,307         2,361,012
Everest Re Group                                       36,617         3,592,494
JPMorgan Chase                                        167,490         8,089,767
KeyCorp +                                              68,447         2,603,039
RenaissanceRe Holdings                                 50,886         3,053,160
TCF Financial                                          97,643         2,677,371
Torchmark                                              56,545         3,605,309
Washington Mutual +                                    42,130         1,916,494
Wells Fargo                                           148,218         5,270,632
--------------------------------------------------------------------------------
                                                                     62,419,196
--------------------------------------------------------------------------------

ENERGY -- 14.5%
Apache                                                 51,543         3,428,125
ConocoPhillips                                         46,301         3,331,357
Exxon Mobil                                           168,381        12,903,036
Marathon Oil                                           56,154         5,194,245
--------------------------------------------------------------------------------
                                                                     24,856,763
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.0%
Altria Group                                           67,015         5,751,227
General Mills                                          49,675         2,861,280
Procter & Gamble                                       84,573         5,435,507
Wal-Mart Stores                                        29,585         1,366,235
--------------------------------------------------------------------------------
                                                                     15,414,249
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.3%
Home Depot                                             78,785         3,164,006
Idearc                                                  5,838           167,259
News, Class A                                         108,429         2,329,055
Walt Disney                                           199,133         6,824,287
--------------------------------------------------------------------------------
                                                                     12,484,607
--------------------------------------------------------------------------------

INDUSTRIALS -- 6.8%
3M                                                     26,135         2,036,701
Dover                                                  37,565         1,841,436
General Dynamics                                       40,615         3,019,725
Illinois Tool Works +                                  45,936         2,121,784
Norfolk Southern                                       23,176         1,165,521
Novellus Systems* +                                    43,089         1,483,123
--------------------------------------------------------------------------------
                                                                     11,668,290
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.0% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 6.3%
AT&T +                                                179,215      $  6,406,936
Verizon Communications                                116,844         4,351,271
--------------------------------------------------------------------------------
                                                                     10,758,207
--------------------------------------------------------------------------------

HEALTH CARE -- 6.2%
Aetna                                                  65,738         2,838,567
Eli Lilly                                              43,905         2,287,451
Mylan Laboratories                                     66,795         1,333,228
PerkinElmer                                            62,127         1,381,083
Pfizer                                                105,400         2,729,860
--------------------------------------------------------------------------------
                                                                     10,570,189
--------------------------------------------------------------------------------

UTILITIES -- 6.1%
American Electric Power                                85,784         3,652,682
Pepco Holdings                                        139,660         3,632,557
PG&E +                                                 65,360         3,093,489
--------------------------------------------------------------------------------
                                                                     10,378,728
--------------------------------------------------------------------------------

MATERIALS -- 3.2%
Air Products & Chemicals                               35,949         2,526,495
Alcoa                                                  55,682         1,671,017
Weyerhaeuser                                           18,315         1,293,955
--------------------------------------------------------------------------------
                                                                      5,491,467
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 3.1%
Computer Sciences*                                     29,295         1,563,474
Microsoft                                              58,920         1,759,351
Xerox*                                                113,620         1,925,859
--------------------------------------------------------------------------------
                                                                      5,248,684
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $169,290,380
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 1.3%
iShares Russell 1000 Value Index Fund                   1,466      $    121,048
iShares S&P 500 Value Index Fund                       26,600         2,045,274
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $  2,166,322
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED VALUE FUND (CONTINUED)
================================================================================

                                                                       MARKET
                                                     SHARES            VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 10.4%
BlackRock Institutional Money Market
Trust, 4.95% ** ^                                  17,746,461      $ 17,746,461
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.0%
PNC Bank Money Market Fund, 4.75% ^                    12,000      $     12,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 110.7%
(Cost $154,575,285)                                                $189,215,163

LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.7%)                    (18,227,230)
--------------------------------------------------------------------------------

Net Assets -- 100.0%                                               $170,987,933
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $17,094,760.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
FAMILY HERITAGE FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 101.4%                              SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 23.6%
Berkshire Hathaway, Class B* +                            695      $  2,547,870
Capital One Financial                                  30,778         2,364,366
CapitalSource                                          78,097         2,132,829
Commerce Bancshares                                    43,506         2,106,111
CompuCredit* +                                         53,825         2,142,773
Federated Investors, Class B                           57,965         1,958,058
Flagstar Bancorp                                       88,264         1,309,838
Philadelphia Consolidated Holding*                     22,585         1,006,388
Progressive                                            30,781           745,516
TCF Financial +                                       102,342         2,806,218
--------------------------------------------------------------------------------
                                                                     19,119,967
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 17.8%
Dell*                                                  62,110         1,558,340
Fiserv*                                                25,465         1,334,875
Marvell Technology Group* +                            69,357         1,330,961
Microsoft                                             101,266         3,023,803
Molex, Class A                                         36,052           998,640
Oracle*                                               102,018         1,748,589
Paychex                                                47,448         1,876,094
Qualcomm                                               27,165         1,026,565
Vishay Intertechnology*                                55,413           750,292
Yahoo!*                                                30,976           791,127
--------------------------------------------------------------------------------
                                                                     14,439,286
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.4%
Aaron Rents                                            30,286           871,631
Alberto-Culver                                         45,258           970,784
Best Buy +                                             18,259           898,160
Carnival +                                             22,238         1,090,774
Comcast, Class A* +                                    46,063         1,949,846
K-Swiss                                                15,928           489,627
Marriott International, Class A +                      34,425         1,642,761
Men's Wearhouse +                                      22,314           853,734
Nike, Class B +                                         9,702           960,789
Viacom, Class B*                                       28,731         1,178,833
--------------------------------------------------------------------------------
                                                                     10,906,939
--------------------------------------------------------------------------------

HEALTH CARE -- 13.2%
Cephalon* +                                            28,190         1,984,858
Eli Lilly +                                            70,069         3,650,595
Stryker +                                              64,248         3,540,707
Universal Health Services, Class B                     27,183         1,506,754
--------------------------------------------------------------------------------
                                                                     10,682,914
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
FAMILY HERITAGE FUND (CONTINUED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 101.4% (CONTINUED)                  SHARES            VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.8%
Central European Distribution*                         49,446      $  1,468,546
Hansen Natural*                                        13,428           452,255
Wal-Mart Stores                                        50,707         2,341,649
Wm. Wrigley Jr. +                                      40,097         2,073,817
--------------------------------------------------------------------------------
                                                                      6,336,267
--------------------------------------------------------------------------------

ENERGY -- 7.8%
Apache                                                 16,729         1,112,646
CARBO Ceramics +                                       18,611           695,493
Chesapeake Energy +                                    34,873         1,013,061
Devon Energy                                           16,875         1,131,975
Hess Corporation +                                     30,073         1,490,719
Murphy Oil +                                           17,244           876,857
--------------------------------------------------------------------------------
                                                                      6,320,751
--------------------------------------------------------------------------------

INDUSTRIALS -- 7.0%
Danaher                                                19,320         1,399,541
General Dynamics +                                     26,295         1,955,033
Illinois Tool Works +                                  34,437         1,590,645
Werner Enterprises                                     41,383           723,375
--------------------------------------------------------------------------------
                                                                      5,668,594
--------------------------------------------------------------------------------

MATERIALS -- 4.4%
EI Du Pont de Nemours +                                48,471         2,361,022
Worthington Industries                                 70,608         1,251,174
--------------------------------------------------------------------------------
                                                                      3,612,196
--------------------------------------------------------------------------------

UTILITIES -- 3.7%
AES*                                                  136,611         3,010,906
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.7%
Telephone & Data Systems                               44,063         2,185,525
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 82,283,345
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
                                                     SHARES            VALUE
--------------------------------------------------------------------------------

EXCHANGE TRADED FUND -- 0.0%
SPDR Trust Series 1                                        31      $      4,393
--------------------------------------------------------------------------------

INVESTMENT FUND -- 26.3%
BlackRock Institutional Money Market Trust,
4.95% ** ^                                         21,354,146      $ 21,354,146
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.0%
PNC Bank Money Market Fund, 4.75% ^                    36,057      $     36,057
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 127.7%
(Cost $86,559,844)                                                 $103,677,941

LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.7%)                    (22,459,316)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 81,218,625
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $20,576,634.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
HEALTHCARE AND BIOTECHNOLOGY FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 97.6%                               SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 97.6%
Abbott Laboratories                                    37,250      $  1,814,448
Alexion Pharmaceuticals*                               12,200           492,758
Allergan +                                              9,910         1,186,623
Amgen*                                                 18,380         1,255,538
Baxter International +                                 52,770         2,448,000
Caremark Rx                                            26,460         1,511,131
Celgene* +                                             31,880         1,834,056
Cypress Bioscience*                                    71,650           555,288
Cytyc*                                                 25,750           728,725
Da Vita*                                               14,280           812,246
DENTSPLY International                                 19,920           594,612
Forest Laboratories*                                   25,150         1,272,590
Gilead Sciences*                                       39,700         2,577,721
Henry Schein*                                          36,102         1,768,276
ICON Plc ADR*                                          14,660           552,682
Illumina* +                                            21,210           833,765
Intuitive Surgical* +                                  14,310         1,372,329
Johnson & Johnson                                      49,650         3,277,892
KV Pharmaceutical, Class A*                            10,820           257,300
Medicis Pharmaceutical                                 15,540           545,920
Medivation*                                            21,270           336,491
New River Pharmaceuticals* +                           17,290           945,936
Novartis AG ADR                                         8,790           504,898
Noven Pharmaceuticals*                                 37,520           954,884
Pharmaceutical Product Development                     69,540         2,240,579
Pozen*                                                 47,060           799,549
Progenics Pharmaceuticals*                             11,350           292,149
Quality Systems                                        15,280           569,486
Regeneron Pharmaceuticals*                             26,620           534,263
Respironics*                                            9,870           372,593
Roche Holdings ADR                                     29,700         2,658,085
Schering-Plough +                                      67,100         1,586,244
Shire ADR                                              35,558         2,196,062
St. Jude Medical*                                      22,620           826,987
Thermo Electron* +                                     45,510         2,061,148
UnitedHealth Group                                     28,029         1,505,998
Wyeth +                                                67,430         3,433,535
Xenoport*                                              24,870           610,559
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 48,121,346
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
                                                     SHARES            VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 26.0%
BlackRock Institutional Money Market Trust,
4.95% ** ^                                         12,802,263      $ 12,802,263
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 2.6%
BlackRock TempFund, Institutional Shares,
5.19% ^                                             1,299,688      $  1,299,688
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 126.2%
(Cost $56,943,608)                                                 $ 62,223,297

LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.2%)                    (12,905,217)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 49,318,080
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $12,343,711.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

ADR - American Depositary Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
HLAM LARGE CAP QUALITY STOCK FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 96.8%                               SHARES            VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 25.5%
Comcast, Class A* +                                    16,270      $    688,708
eBay*                                                   4,775           143,584
Harley-Davidson                                         7,840           552,485
Home Depot                                             15,865           637,138
International Game Technology                           4,935           227,997
Mattel                                                 10,045           227,620
Nike, Class B +                                         1,180           116,855
Omnicom Group                                           4,685           489,770
TJX                                                     7,320           208,474
Viacom, Class B*                                        1,990            81,650
Walt Disney                                             7,905           270,904
--------------------------------------------------------------------------------
                                                                      3,645,185
--------------------------------------------------------------------------------

FINANCIALS -- 21.4%
American International Group                           10,386           744,261
Berkshire Hathaway, Class A*                                5           549,950
JP Morgan Chase +                                       5,165           249,470
Morgan Stanley                                          4,915           400,228
Synovus Financial                                      16,360           504,379
US Bancorp +                                            8,225           297,663
Washington Mutual +                                     5,345           243,144
Western Union                                           4,120            92,370
--------------------------------------------------------------------------------
                                                                      3,081,465
--------------------------------------------------------------------------------

HEALTH CARE -- 18.5%
Allergan +                                              2,040           244,270
Amgen*                                                  3,505           239,427
Cardinal Health                                         3,340           215,196
Johnson & Johnson                                       6,435           424,839
Pfizer                                                 12,290           318,311
Teva Pharmaceutical Industries ADR +                    8,960           278,477
Varian Medical Systems*                                 3,425           162,927
Waters*                                                12,050           590,088
Wyeth +                                                 3,760           191,459
--------------------------------------------------------------------------------
                                                                      2,664,994
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 17.5%
Applied Materials +                                    15,615           288,097
Automatic Data Processing                              10,390           511,707
CDW                                                     3,530           248,230
Cisco Systems* +                                        9,700           265,101
EMC*                                                   17,215           227,238
First Data                                              4,120           105,142

================================================================================

                                                                       MARKET
COMMON STOCKS -- 96.8% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 17.5% (CONTINUED)
Microsoft                                              15,695      $    468,653
Nokia ADR                                              10,940           222,301
Texas Instruments                                       6,420           184,896
--------------------------------------------------------------------------------
                                                                      2,521,365
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.3%
CVS                                                     9,355           289,163
PepsiCo +                                               7,170           448,484
Procter & Gamble                                        3,340           214,662
Walgreen +                                              5,205           238,857
--------------------------------------------------------------------------------
                                                                      1,191,166
--------------------------------------------------------------------------------

INDUSTRIALS -- 5.6%
Cintas                                                  2,880           114,365
Dover                                                   4,535           222,306
General Electric                                        6,410           238,516
Tyco International +                                    7,430           225,872
--------------------------------------------------------------------------------
                                                                        801,059
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 13,905,234
--------------------------------------------------------------------------------

INVESTMENT FUND -- 22.6%
BlackRock Institutional Money Market Trust,
4.95% ** ^                                          3,249,904      $  3,249,904
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 3.3%
BlackRock TempFund, Institutional Shares,
5.19% ^                                               481,258      $    481,258
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 122.7%
(Cost $13,602,477)                                                 $ 17,636,396

LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.7%)                     (3,265,472)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 14,370,924
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $3,135,012.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

ADR - American Depositary Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0%                       SHARES            VALUE
--------------------------------------------------------------------------------

AUSTRALIA -- 4.1%
ABB Grain                                              25,000      $    132,997
Amcor                                                  33,096           189,389
Austereo Group                                         65,400           109,951
Australia & New Zealand Banking Group                  38,000           846,110
Bendigo Bank                                            3,100            34,084
BHP Billiton                                           15,900           317,511
Caltex Australia                                        8,800           159,754
ConnectEast Group                                      17,400            19,639
Downer EDI                                             20,900           115,309
Futuris                                                66,100           102,780
IOOF Holdings                                           5,000            43,609
Just Group                                             17,700            51,691
Leighton Holdings                                         500             7,980
Lend Lease                                             13,100           190,666
Lion Nathan                                            19,000           122,373
Macmahon Holdings                                     135,583            94,709
National Australia Bank                                28,600           911,984
PaperlinX                                              33,200           102,984
Perilya                                                18,200            78,721
Port Bouvard                                            1,300             5,059
Promina Group                                          41,700           227,763
Qantas Airways                                         54,190           223,270
Rio Tinto                                              10,000           586,448
Santos                                                 21,900           170,609
Seven Network                                          12,000           107,313
Sims Group                                              7,100           113,313
Smorgon Steel Group                                    75,299           110,546
Specialty Fashion Group                                16,200            19,691
St George Bank                                            400            10,419
Straits Resources                                      37,000           103,090
Sunland Group                                          54,200           154,435
TABCORP Holdings                                       13,300           176,885
Telstra                                                31,500           102,932
Westpac Banking                                         4,500            86,097
Woolworths                                             16,500           311,259
Zinifex                                                17,600           261,024
--------------------------------------------------------------------------------
                                                                      6,402,394
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

AUSTRIA -- 0.8%
Austrian Airlines*                                      4,911      $     47,583
Boehler-Uddeholm                                        4,772           334,490
IMMOFINANZ Immobilien Anlagen*                         28,607           407,835
OMV                                                       197            11,180
Voestalpine                                             9,400           530,709
--------------------------------------------------------------------------------
                                                                      1,331,797
--------------------------------------------------------------------------------

BELGIUM -- 2.0%
Delhaize Group                                          6,387           532,426
D'ieteren                                                 225            80,104
Fortis                                                 42,000         1,791,326
Fortis - Strip VVPR*                                    3,125               124
Solvay                                                  2,440           374,270
Umicore                                                 1,800           306,514
--------------------------------------------------------------------------------
                                                                      3,084,764
--------------------------------------------------------------------------------

BERMUDA -- 0.0%
Ocean Wilsons Holdings                                  1,224            13,303
--------------------------------------------------------------------------------

CANADA -- 6.6%
Agnico-Eagle Mines                                      9,100           375,252
Alcan                                                  12,400           603,732
Alimentation Couche-Tard                                5,904           128,337
Angiotech Pharmaceuticals*                              6,700            55,096
Astral Media                                            2,900            99,294
Atco, Class I                                           4,200           181,261
AUR Resources                                           8,700           180,983
Bank of Montreal                                       11,100           656,748
Bank of Nova Scotia                                    18,740           837,210
Barrick Gold                                            6,800           209,038
Canaccord Capital                                       3,820            60,926
Canada Bread                                              400            18,556
Canadian Imperial Bank of Commerce                        300            25,287
Canadian Natural Resources                              1,800            95,927
Canadian Real Estate Investment Trust                     500            13,493
Canadian Utilities, Class A                             8,100           331,515
Canfor Pulp Income Fund                                   110             1,164
CanWest Global Communications*                          4,000            37,901
Cascades                                                7,000            79,412
Celestica*                                              8,400            65,402
CGI Group, Class A*                                    26,400           184,044
Corus Entertainment, Class B                            3,100           110,316
Dundee Wealth Management                                1,200            14,159
Dundee, Class A*                                        1,100            46,549
Empire, Class A                                         1,200            42,507

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

CANADA -- 6.6% (CONTINUED)
EnCana                                                 15,600      $    717,798
Flint Energy Services*                                  3,900            99,490
George Weston                                             900            58,343
Husky Injection Molding Systems                           100               452
Inmet Mining                                            4,000           214,063
IPSCO                                                   2,978           279,823
Kingsway Financial Services                             3,100            64,621
Linamar                                                 5,320            63,409
Manulife Financial                                      5,300           178,833
MI Developments, Class A                                3,400           121,574
National Bank of Canada                                 8,300           468,592
Nortel Networks*                                       13,880           372,292
Open Text*                                              4,200            86,146
Petro-Canada                                           12,600           515,906
Power Financial                                         2,400            77,565
QLT*                                                    5,420            45,872
Royal Bank of Canada                                   20,400           970,844
Saputo                                                  2,300            72,893
Sobeys                                                  4,100           144,003
Talisman Energy                                         9,500           161,293
Teck Cominco, Class B                                   7,000           527,611
TELUS                                                  10,300           459,534
Toronto-Dominion Bank                                   1,400            83,697
Torstar, Class A                                        1,760            29,595
Transcontinental, Class B                               6,200           110,741
--------------------------------------------------------------------------------
                                                                     10,379,099
--------------------------------------------------------------------------------

CHINA -- 0.4%
China Life Insurance, Class H                          65,000           221,867
Petrochina, Class H                                   242,000           342,857
--------------------------------------------------------------------------------
                                                                        564,724
--------------------------------------------------------------------------------

DENMARK -- 0.8%
Carlsberg A/S                                           3,400           337,683
Danske Bank                                            20,546           912,993
--------------------------------------------------------------------------------
                                                                      1,250,676
--------------------------------------------------------------------------------

FINLAND -- 1.5%
Finnair                                                13,500           221,154
Nokia                                                  84,300         1,722,611
Rautaruukki                                            11,000           437,793
--------------------------------------------------------------------------------
                                                                      2,381,558
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

FRANCE -- 7.8%
Air France-KLM                                         10,971      $    461,838
Alcatel                                                 3,000            43,165
Atos Origin*                                            1,875           111,206
BNP Paribas                                             2,200           240,024
Capgemini                                               8,100           508,422
Christian Dior                                          6,000           639,562
Cie de Saint-Gobain                                    11,600           974,642
Ciments Francais                                          881           169,211
CNP Assurances                                          4,600           513,709
Compagnie Generale de Geophysique*                         49            10,621
Compagnie Generale des Etablissements
  Michelin, Class B                                     8,236           788,212
Credit Agricole                                        21,923           922,008
France Telecom                                          3,707           102,517
Geodis                                                    743           152,513
IDI                                                       336            15,080
Natixis                                                22,462           630,970
Nexans                                                  2,586           331,123
Nexity                                                    885            64,136
Peugeot                                                10,500           695,796
Renault                                                   200            24,025
Sanofi-Aventis                                         20,200         1,865,209
Societe Generale                                          900           152,782
Sodexho Alliance                                        9,200           577,224
Sucriere de Pithiviers-Le-Vieil                            57            55,642
Total                                                  25,764         1,858,626
Valeo                                                   7,200           299,671
Vivendi                                                 2,772           108,348
--------------------------------------------------------------------------------
                                                                     12,316,282
--------------------------------------------------------------------------------

GERMANY -- 7.6%
Allianz                                                 5,772         1,179,163
Bayer                                                  26,700         1,433,070
Bayerische Motoren Werke                                  766            43,995
Bechtle                                                   391             9,936
DaimlerChrysler                                        24,300         1,501,208
Deutsche Bank                                          11,800         1,578,526
E.ON                                                   14,200         1,927,510
Fresenius                                               2,500           500,660
GEA Group                                                 842            18,973
Infineon Technologies*                                 37,800           532,907
Merck                                                     883            91,546
Norddeutsche Affinerie                                  1,214            34,054
Rheinmetall                                             3,045           230,842

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

GERMANY -- 7.6% (CONTINUED)
Siemens                                                15,900      $  1,577,092
ThyssenKrupp                                           21,500         1,012,917
Volkswagen                                              2,659           301,474
--------------------------------------------------------------------------------
                                                                     11,973,873
--------------------------------------------------------------------------------

GREECE -- 0.4%
Bank of Greece                                          1,666           212,992
Coca Cola Hellenic Bottling                             9,497           371,079
--------------------------------------------------------------------------------
                                                                        584,071
--------------------------------------------------------------------------------

HONG KONG -- 1.7%
Bank of East Asia                                       2,600            14,724
Cathaway Pacific Airways                               78,000           192,335
Chevalier International Holdings                       78,000            78,920
China Mobile                                            2,000            17,279
CLP Holdings                                           50,500           373,315
Coastal Greenland                                      38,000             6,204
eSun Holdings*                                        121,000           126,782
Guoco Group                                            10,000           123,420
Hang Lung Group                                        47,000           142,904
Hang Lung Properties                                   80,000           200,559
Hang Seng Bank                                          1,800            24,599
Hong Kong Ferry Holdings                                5,000             5,400
Hongkong & Shanghair Hotels                            12,588            21,265
HongKong Electric Holdings                             29,000           142,049
Hopewell Holdings                                      25,000            87,744
Hopson Development Holdings                            26,000            73,538
Jardine Strategic Holdings                              4,000            53,200
Kerry Properties                                       38,500           179,920
Pacific Century Premium Developments                   67,000            19,036
Swire Pacific, Class A                                 12,500           134,268
TAI Cheung Holdings                                    63,000            36,529
Transport International Holdings                       10,800            58,871
Truly International Holdings                           76,000            67,418
Vtech Holdings                                         16,000            98,736
Wai Kee Holdings                                       14,000             4,950
Wheelock                                               64,000           121,610
Wheelock Properties                                   105,000            96,923
Wing Lung Bank                                         10,800           113,161
Wing On Co International                               23,100            35,875
Winsor PropertiesHoldings                              21,000            34,018
--------------------------------------------------------------------------------
                                                                      2,685,552
--------------------------------------------------------------------------------

IRELAND -- 0.5%
Allied Irish Banks - Dublin                            28,286           840,123
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

ITALY -- 3.8%
Acegas-APS                                              4,738      $     53,287
Beni Stabili                                           46,419            74,082
Caltagirone                                             1,990            20,831
Cam Finanziara                                        151,100           287,221
CIR-Compagnie Industriali Riunite                      77,500           257,037
Danieli                                                 5,852           115,256
Engineering Ingegneria Informatica                        869            38,543
Eni                                                    28,200           948,500
Fiat                                                   38,815           741,920
Fiera Milano                                            5,102            59,503
Finmeccanica                                           21,917           593,962
Gruppo Coin*                                           84,500           485,216
IFIL - Investments                                      4,022            32,917
Italcementi                                            10,755           303,392
Juventus Football Club*                                17,268            40,210
KME Group*                                            448,586           336,343
Meliorbanca                                             3,953            19,672
Pirelli                                               147,475           146,881
Reply                                                   2,720            70,302
Telecom Italia                                        387,700         1,171,978
UniCredito Italiano                                    26,800           234,905
--------------------------------------------------------------------------------
                                                                      6,031,958
--------------------------------------------------------------------------------

JAPAN -- 20.8%
ADEKA                                                   5,100            53,398
Aichi Bank                                                700            78,703
Aichi Machine Industry                                  7,000            17,352
Aida Engineering                                        3,000            18,831
Airport Facilities                                      3,600            21,085
Aisin Seiki                                             7,500           251,460
Alps Electric                                          10,100           109,568
AOI Electronic                                            100             2,277
Aoyama Trading                                          4,400           131,994
Asahi Breweries                                        19,400           310,550
Astellas Pharma                                        12,500           568,253
BMB                                                     6,000            21,176
BML                                                     1,500            31,133
Brother Industries                                     15,000           203,059
Canon                                                  22,450         1,263,937
Cawachi                                                 1,700            46,427
Central Glass                                          14,000            80,232
Chubu Steel Plate                                       1,700            19,699
Chukyo Bank                                            15,000            44,242
Citizen Watch                                          16,800           128,606
Coca-Cola Central Japan                                     6            46,687

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

JAPAN -- 20.8% (CONTINUED)
Corona                                                  1,900      $     35,683
Cosmo Oil                                              17,000            69,140
Dai Nippon Printing                                    15,000           231,671
Daicel Chemical Industries                             17,000           119,852
Daiichikosho                                            4,800            58,404
Daikoku Denki                                             900            19,209
Dainippon Ink and Chemicals                            33,000           128,667
Dainippon Sumitomo Pharma                               4,000            46,519
Daisyo                                                  1,500            19,411
Daiwa Securities Group                                 43,000           482,375
Ebara                                                  23,000            88,131
Eighteenth Bank                                        11,000            54,628
EIZO NANAO                                              1,400            38,116
Fuji Heavy Industries                                  33,000           169,430
Fuji Machine Manufacturing                              2,800            53,998
Fuji Oil                                                5,000            43,275
FUJIFILM Holdings                                      16,300           669,779
Fujitech                                                7,000            53,645
Fujitsu                                                67,000           525,843
Fujitsu Business Systems                                1,800            27,105
Fujitsu Devices                                         3,000            42,099
Furukawa Electric                                      32,000           201,134
Furuno Electric                                           900             9,400
Futaba                                                  3,100            72,547
Futaba Industrial                                       3,200            78,114
H.I.S                                                   1,900            46,460
Hakuhodo DY Holdings                                      360            23,384
Hazama                                                  6,300             7,941
Heiwa                                                   2,600            32,903
Heiwado                                                 3,300            54,822
HI-LEX                                                  1,400            24,117
Hino Motors                                            24,000           123,423
Hitachi                                               104,000           648,443
Hitachi Cable                                           9,000            50,519
Hitachi Metals                                         17,000           180,992
Hokkaido Electric Power                                 4,000           102,181
Honda Motor                                            27,300         1,078,190
Hyakugo Bank                                           13,000            81,820
Inabata                                                 4,300            33,423
Japan Airlines                                         90,000           160,329
Japan Airport Terminal                                  6,000            70,535
Japan Tobacco                                              98           473,510
Japan Wool Textile                                      7,000            54,704
JFE Holdings                                           18,100           932,339

================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

JAPAN -- 20.8% (CONTINUED)
Kaken Pharmaceutical                                    8,000      $     62,451
Kamei                                                   3,000            20,268
Kaneka                                                 10,000            91,089
Kanto Auto Works                                        4,600            59,566
Kasumi                                                  5,000            28,234
Kato Sangyo                                             1,900            23,486
Kawasaki Heavy Industries                              58,000           217,856
KDDI                                                       84           569,623
Keihanshim Real Estate                                  4,000            25,545
Kirin Brewery                                          22,000           345,885
Kobe Steel                                            112,000           383,984
Komori                                                  5,000            93,483
Konaka                                                     70               997
Konica Minolta Holdings                                22,500           317,634
Kumamoto Family Bank                                    8,000            12,504
Kurabo Industries                                      18,000            46,738
Kyokuto Kaihatus Kogyo                                  3,300            25,428
Kyowa Hakko Kogyo                                      14,000           119,877
Kyushu Electric Power                                  10,500           277,047
Kyushu-Shinwa Holdings                                 26,000            25,999
Maeda                                                  12,000            45,578
Maeda Road Construction                                 7,000            50,763
Maezawa Kasei Industries                                1,100            16,453
Maruzen Showa Unyu                                      7,000            23,823
Matsushita Electric Industrial                         53,000         1,057,729
Matsuya Foods                                           1,300            17,424
Meiko Trans                                             1,000            10,588
Mie Bank                                                9,000            46,057
Mikuni Coca-Cola Bottling                               3,600            34,819
Mito Securities                                         6,000            25,562
Mitsuba                                                 4,000            31,528
Mitsubishi Chemical Holdings                           43,000           270,997
Mitsubishi Heavy Industries                           107,000           486,425
Mitsubishi UFJ Financial Group                             73           901,727
Mitsubishi UFJ Securities                              22,000           244,393
Mitsui Mining & Smeltin                                29,000           145,238
Mitsui Sumitomo Insurance                              40,000           437,629
Mitsuuroko                                              5,000            35,671
Mizuho Financial Group                                     83           592,832
Morinaga                                                2,000             4,807
Morita                                                  3,000            16,361
Nagase                                                  5,000            59,577
Nakayama Steel Works                                   10,000            37,477
Nankai Electric Railway                                12,000            41,343

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

JAPAN -- 20.8% (CONTINUED)
Nanto Bank                                             17,000      $     86,711
NEC                                                    54,000           258,191
NEC Networks & System Integration                       2,900            34,530
Nichiden                                                1,100            27,453
Nikko Cordial                                          30,000           344,103
Nippo                                                   8,000            59,157
Nippon Flour Mills                                     10,000            41,343
Nippon Koei                                             6,000            16,184
Nippon Konpo Unyu Soko                                  5,000            60,796
Nippon Mining Holdings                                 33,500           240,965
Nippon Steel                                          145,000           833,410
Nippon Telegraph & Telephone                              146           718,928
Nippon Television Network                                 700           103,878
Nishi-Nippon Railroad                                   1,000             3,689
Nissan Motor                                           46,400           558,726
Nissan Shatai                                          10,000            51,006
Nissei                                                  2,200            25,696
Nisshin Seifun Group                                    1,000            10,319
Nisshin Steel                                          50,000           185,706
Nittan Valve                                            1,200            12,040
Noritake                                                5,000            25,167
Noritsu Koki                                            1,500            27,793
NTT DoCoMo                                                179           282,778
Ohmoto Gumi                                             3,000            17,646
Oiles                                                   1,500            37,057
Okasan Holding                                         10,000            64,031
Ono Pharmaceutical                                      4,300           226,915
Onoken                                                  1,400            15,658
Onward Kashiyama                                       10,000           127,642
Orient                                                 46,000            86,198
Osaka Gas                                              44,000           163,791
Osaka Steel                                             1,800            34,788
Panahome                                                9,000            62,922
Paramount Bed                                           2,100            35,469
Piolax                                                  1,000            20,209
Pioneer                                                 3,000            41,192
Privee Investment Holdings                             30,000            20,419
Ricoh                                                  24,000           490,063
Riso Kagaku                                             1,100            21,676
Roland                                                  1,200            27,024
Ryosan                                                  2,500            62,497
Ryowa Life Create                                       2,700            21,418
Sanden                                                 11,000            49,359
San-In Godo Bank                                       11,000           102,231

================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

JAPAN -- 20.8% (CONTINUED)
Sankyo                                                  3,300      $    182,740
Sankyo Seiko                                            2,700            10,754
Santen Pharmaceutical                                   3,700           104,155
Sanyo Chemical Industries                               5,000            33,570
Sanyo Electric Credit                                   2,300            34,325
Sanyo Special Steel                                     6,000            40,788
Sazaby League                                           1,400            35,293
Sega Sammy Holdings                                     9,300           250,855
Seikagaku                                               3,600            36,362
Seiko Epson                                             6,800           165,422
Seino Holdings                                         10,000            93,946
Sekisui House                                           5,000            72,812
Sekisui Jushi                                           4,000            28,906
Shidax                                                     23            22,419
Shindengen Electric Manufacturing                       2,000             9,227
Shinkawa                                                1,300            27,692
Shinki                                                  4,300            14,200
Shinko Securities                                      35,000           135,877
Shinmaywa Industries                                    8,000            39,931
Shinsei Bank                                           44,000           258,813
Showa Denko                                            46,000           176,262
Sintokogio                                              4,000            54,788
Sojitz*                                                31,400            95,515
Sompo Japan Insurance                                  25,000           305,659
Sumitomo Chemical                                      34,000           263,703
Sumitomo Electric Industries                           20,800           325,096
Sumitomo Metal Mining                                  19,000           243,796
Sumitomo Wiring Systems                                 1,000            20,167
Suzuki Motor                                            2,500            70,585
Tachi-S                                                 2,400            20,066
Taiheiyo Cement                                        38,000           148,800
Taisho Pharaceutical                                   10,000           181,925
Takagi Securities                                       4,000            16,504
Tamura                                                  5,000            21,680
Tanabe Seiyaku                                         11,000           143,733
Teijin                                                 38,000           234,057
TKC                                                     2,000            34,284
Toagosei                                               15,000            54,325
Toho Bank                                               7,000            29,175
Tohokushinsha Film                                      3,000            26,596
Tokushima Bank                                          5,000            29,579
Tokyo Electric Power                                   28,800           931,726
Tokyo Steel Manufacturing                               6,800           106,624
Tokyo Style                                             7,000            75,703
Tokyu Land                                             19,000           179,135

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

JAPAN -- 20.8% (CONTINUED)
Toppan Printing                                        14,000      $    154,582
Torii Pharmaceutical                                    2,000            31,091
Toshiba TEC                                            18,000            92,719
Tosho                                                  20,000            88,400
Towa Real Estate Development*                           1,500             7,336
Toyo Ink Manufacturing                                 16,000            64,670
Toyo Securities                                         1,000             4,008
Toyota Auto Body                                        4,700            87,282
Toyota Motor                                           21,200         1,418,023
Trusco Nakayama                                         2,200            44,922
Tsurumi Manufacturing                                   3,000            31,007
TV Asahi                                                   41            81,652
Uniden                                                  4,000            27,327
Unipres                                                 2,900            22,712
UNY                                                    10,000           130,247
Wakita                                                  4,000            31,192
West Japan Railway                                         72           307,953
Yamaha Motor                                            8,100           254,561
Yamato Kogyo                                            4,800           121,407
Yonekyu                                                 1,000             9,420
Yorozu                                                  1,400            17,764
Yuraku Real Estate                                      4,000            24,839
Yurtec                                                  6,000            29,696
--------------------------------------------------------------------------------
                                                                     32,556,528
--------------------------------------------------------------------------------

MAURITIUS -- 0.0%
Golden Agri-Resources                                  98,520            77,732
--------------------------------------------------------------------------------

NETHERLANDS -- 5.5%
ABN AMRO Holding                                        4,500           144,644
Aegon                                                  17,927           341,715
ASM International*                                        900            18,985
Buhrmann                                               14,900           221,469
CSM                                                     3,117           120,022
Getronics                                               1,423            11,534
Hunter Douglas                                          1,200            96,469
ING Groep                                               6,400           283,778
Koninklijke DSM                                        11,700           578,089
Koninklijke Nedschroef Holding                            169             9,865
Philips Electronics                                    36,476         1,375,644
Royal Dutch Shell, Class A                             42,000         1,481,407
Royal Dutch Shell, Class B                             73,700         2,583,432
Unilever                                               47,600         1,300,667
Van der Moolen Holding                                  2,081            12,224
--------------------------------------------------------------------------------
                                                                      8,579,944
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

NEW ZEALAND -- 0.1%
Mainfreight                                            12,403      $     69,896
New Zealand Refining                                   13,658            62,537
Tower*                                                  7,000            10,897
--------------------------------------------------------------------------------
                                                                        143,330
--------------------------------------------------------------------------------

NORWAY -- 0.6%
Aker Yards                                                143            11,078
Norsk Hydro                                            31,500           977,618
--------------------------------------------------------------------------------
                                                                        988,696
--------------------------------------------------------------------------------

PORTUGAL -- 0.3%
Banco Espirito Santo                                   23,706           426,210
--------------------------------------------------------------------------------

SINGAPORE -- 0.8%
Asia Food & Properties                                168,000            70,657
Chartered Semiconductor Manufacturing*                 85,000            70,944
Guocoland                                              28,000            47,287
Jardine Cycle & Carriage                               10,000            96,505
Kim Eng Holdings                                      139,829           125,824
Singapore Airlines                                     22,000           251,043
United Industrial                                      54,000            73,592
United Overseas Bank                                   34,000           430,100
UOB Kay Hian Holdings                                  10,000             8,607
UOL Group                                              20,000            56,599
Wheelock Properties                                     5,000             7,336
Wing Tai Holdings                                      36,000            53,521
--------------------------------------------------------------------------------
                                                                      1,292,015
--------------------------------------------------------------------------------

SOUTH KOREA -- 3.3%
Daelim Industrial                                       1,680           137,438
Daou Technology*                                       12,030            86,632
Doosan Heavy Industries and Construction                3,280           156,233
Doosan*                                                 1,620            99,223
Green Cross Holdings                                      180            12,536
Hanjin Shipping                                         1,030            29,270
Hanwha                                                  4,040           152,207
Hynix Semiconductor*                                      460            18,048
Hyundai Development                                     2,840           173,640
Hyundai Mipo Dockyard                                     880           112,723
Hyundai Motor                                           1,180            85,610
Kookmin Bank                                            7,270           586,140
Korea Electric Power                                    6,630           302,596
Korea Zinc                                              1,250           132,804
KT Freetel                                              5,110           163,641
Lotte Confectionery                                        80           104,198

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

SOUTH KOREA -- 3.3% (CONTINUED)
NHN                                                     1,650      $    202,653
POSCO                                                   2,107           700,822
Samsung Electro-Mechanics                               2,690           125,524
Samsung Electronics                                       800           527,880
Samsung Heavy Industries                                8,090           194,195
Samsung Securities                                      2,490           135,891
Samsung Techwin                                         3,940           143,986
Samwhan                                                 2,550            65,877
SK Telecom ADR                                            850           203,579
SKC                                                     5,580           140,851
S-Oil                                                   1,540           113,552
Sungwon*                                                1,380             9,329
Woori Finance Holdings                                 11,250           267,626
--------------------------------------------------------------------------------
                                                                      5,184,704
--------------------------------------------------------------------------------

SPAIN -- 4.1%
Banco Bilbao Vizcaya Argentaria                        10,325           248,601
Banco Popular Espanol                                  15,627           283,227
Banco Santander Central Hispano                       132,000         2,463,838
Cementos Portland Valderrivas                           1,673           218,635
Corporacion Financiera Alba                             1,655           123,543
Iberdrola                                                 800            34,976
Iberia Lineas Aereas de Espana                         94,309           343,598
Repsol YPF                                              9,000           311,267
Sol Melia                                              17,600           348,724
Telefonica                                             98,590         2,097,909
--------------------------------------------------------------------------------
                                                                      6,474,318
--------------------------------------------------------------------------------

SWEDEN -- 2.3%
Boliden                                                23,000           591,242
Bure Equity*                                           23,599            11,512
Electrolux*                                               932            18,649
Ericsson LM - Class B                                  36,000           145,386
Nordea Bank                                            17,646           271,909
SAAB, Class B                                          10,900           334,327
SAS*                                                   20,000           340,315
SKF, Class B                                            1,654            30,560
Ssab Svenskt Stal, Class B                             21,643           488,395
Tele2                                                  27,800           406,041
TeliaSonera                                           112,020           920,329
--------------------------------------------------------------------------------
                                                                      3,558,665
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

SWITZERLAND -- 6.8%
Banque Cantonale de Geneve                                107      $     21,075
Barry Callebaut                                            24            12,113
Bobst Group                                             1,207            59,434
Bucher Industries                                       2,096           227,576
Ciba Specialty Chemicals                                6,590           438,342
Clariant                                                2,679            40,125
Credit Suisse Group                                     3,575           250,118
Georg Fischer                                             540           349,881
Holcim                                                  8,400           770,029
Jungfraubahn Holding                                      457            17,065
Kardex                                                  4,400           187,772
Nestle                                                  1,500           533,032
Novartis                                               21,600         1,245,302
Roche Holding                                           4,900           878,662
Schweizerische National-                                  137            89,160
Versicherungs-Gesellschaft Siegfried Holding            1,687           253,362
Sulzer                                                    390           443,931
Swiss Life Holding                                      1,890           473,469
Swiss Reinsurnace                                      12,400         1,054,280
UBS                                                    27,900         1,695,522
WMH Walter Meier                                           93            10,075
Zueblin Immobilien Holding                             34,000           326,467
Zurich Financial Services                               4,960         1,335,149
--------------------------------------------------------------------------------
                                                                     10,711,941
--------------------------------------------------------------------------------

UNITED KINGDOM -- 16.4%
Amec                                                   35,667           294,402
Amvescap                                               15,217           177,604
Anglo American                                         33,700         1,643,918
Antofagast                                             53,226           530,540
Arla Foods UK                                           8,475            10,580
AstraZeneca                                             4,200           225,689
Aviva                                                  82,343         1,325,486
BAE Systems                                           113,955           950,090
Barclays                                               20,558           293,887
BP                                                     92,700         1,030,202
British Airways*                                       52,000           537,159
British Energy Group*                                  49,000           521,042
British Insurance Holdings                              9,234            57,097
British Polythene Industries                            1,744            15,377
BT Group                                              181,990         1,074,513
Compass Group                                         134,000           760,991
Delta Plc                                               9,608            30,010

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================

                                                                       MARKET
FOREIGN COMMON STOCKS -- 99.0% (CONTINUED)           SHARES            VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM -- 16.4% (CONTINUED)
Gallaher Group                                         32,150      $    721,825
GKN                                                    74,000           402,859
GlaxoSmithKline                                        41,600         1,094,887
HBOS                                                   39,500           875,629
HSBC Holdings                                          18,800           344,661
HSBC Holdings                                          31,600           576,121
Investec                                               19,704           254,475
Kazakhmys                                              27,500           597,768
Ladbrokes                                              10,406            85,231
Legal & General Group                                 284,000           875,942
Lloyds TSB Group                                       14,000           156,683
Millennium & Copthorne Hotels                          28,800           344,314
NETeller*                                              42,809           127,006
Northbridge Financial                                   3,784            99,646
Old Mutual                                            243,000           829,193
Provident Financial                                    26,100           358,546
Prudential                                             80,500         1,102,707
Resolution                                              5,167            64,910
RM                                                     45,000           171,179
Royal Bank of Scotland Group                           63,361         2,472,896
Scottish & Newcastle                                   40,991           449,123
Shire                                                  32,137           666,466
Tate & Lyle                                            31,790           478,422
Tesco                                                  19,000           150,504
Unilever                                               40,275         1,126,265
United Utilities                                       18,703           285,682
Vedanta Resources                                      18,800           449,521
Vodafone Group                                        177,450           491,710
William Hill                                           32,561           402,987
Wolseley                                                6,235           150,548
Wolverhampton & Dudley                                    800            28,356
--------------------------------------------------------------------------------
                                                                     25,714,649
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS                                        $155,548,906
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
                                                     SHARES            VALUE
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.8%
PNC Bank Money Market Fund, 4.75% ^                 1,326,163      $  1,326,163
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $131,945,613)                                                $156,875,069

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                           285,845
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $157,160,914
================================================================================

*     Non-income producing security.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
MID CAP FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 98.7%                               SHARES            VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 19.1%
Brink's                                                67,650      $  4,324,187
Carlisle                                               24,510         1,924,035
Chicago Bridge & Iron                                  83,940         2,294,920
Copart*                                                83,210         2,496,300
Corrections Corporation of America*                    58,655         2,652,966
Flowserve*                                             34,040         1,717,999
Harsco                                                 29,290         2,228,969
IPSCO                                                  13,940         1,308,548
Lincoln Electric Holdings                              46,810         2,828,260
Precision Castparts                                    50,580         3,959,401
Roper Industries                                       59,610         2,994,806
RR Donnelley & Sons                                    93,630         3,327,610
US Airways Group*                                      48,630         2,618,726
WESCO International*                                   36,180         2,127,746
--------------------------------------------------------------------------------
                                                                     36,804,473
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 18.3%
Alliance Data Systems*                                 44,730         2,794,283
Amdocs*                                                68,360         2,648,950
Amphenol, Class A                                      42,780         2,655,782
Baidu.com ADR*                                         13,120         1,478,886
BEA Systems*                                          119,610         1,504,694
BMC Software*                                          78,600         2,530,920
Factset Research Systems                               45,200         2,552,896
Fairchild Semiconductor International*                107,000         1,798,670
Fidelity National Information Services                 73,259         2,936,953
Harris                                                 34,310         1,573,457
Integrated Device Technology*                          95,500         1,478,340
Intersil, Class A                                      96,210         2,301,343
Lexmark International, Class A*                        48,850         3,575,821
MEMC Electronic Materials*                             76,570         2,996,950
QLogic Corporation*                                   112,020         2,455,478
--------------------------------------------------------------------------------
                                                                     35,283,423
--------------------------------------------------------------------------------

FINANCIALS -- 16.5%
A.G. Edwards                                           49,030         3,103,109
Alexandria Real Estate Equities                        28,750         2,886,500
Arch Capital Group*                                    47,970         3,243,252
Assurant                                               60,160         3,323,840
Douglas Emmett                                         55,860         1,485,317
Essex Property Trust                                   22,360         2,890,030
Fidelity National Financial                                 3                72
Hanover Insurance Group                                59,850         2,920,680
IntercontinentalExchange*                              31,840         3,435,535

================================================================================

                                                                       MARKET
COMMON STOCKS -- 98.7% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 16.5% (CONTINUED)
Lazard, Class A                                        52,620      $  2,491,031
People's Bank                                          76,272         3,403,257
SL Green Realty Corporation                            20,640         2,740,579
--------------------------------------------------------------------------------
                                                                     31,923,202
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.3%
American Eagle Outfitters                              80,355         2,507,880
Autoliv Incorporated                                   49,950         3,011,985
Columbia Sportswear                                    33,070         1,841,999
Dollar Tree Stores*                                    89,330         2,688,833
Jarden*                                                73,280         2,549,411
Molson Coors Brewing                                   19,510         1,491,344
RH Donnelley                                           47,280         2,965,874
Saks                                                  144,600         2,576,772
Sally Beauty Holdings*                                184,220         1,436,916
Wolverine World Wide                                   95,230         2,715,960
--------------------------------------------------------------------------------
                                                                     23,786,974
--------------------------------------------------------------------------------

HEALTH CARE -- 8.2%
Covance*                                               32,280         1,901,615
DaVita*                                                44,300         2,519,784
Emdeon*                                               194,690         2,412,209
Henry Schein*                                          54,790         2,683,614
IMS Health                                            101,830         2,798,288
Wellcare Health Plans*                                 50,390         3,471,872
--------------------------------------------------------------------------------
                                                                     15,787,382
--------------------------------------------------------------------------------

ENERGY -- 6.0%
Acergy ADR*                                           102,250         1,969,335
Cameron International*                                 46,810         2,483,271
Covanta Holding*                                      146,590         3,230,843
FMC Technologies*                                      31,460         1,938,880
Range Resources                                        71,535         1,964,351
--------------------------------------------------------------------------------
                                                                     11,586,680
--------------------------------------------------------------------------------

UTILITIES -- 5.8%
Allegheny Energy*                                      73,840         3,389,995
MDU Resources Group                                    90,800         2,328,112
National Fuel Gas                                      64,230         2,475,424
Oneok                                                  70,720         3,049,446
--------------------------------------------------------------------------------
                                                                     11,242,977
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
MID CAP FUND (CONTINUED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 98.7% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 5.4%
Leap Wireless International*                           71,450      $  4,249,132
NII Holdings*                                          44,280         2,853,403
SBA Communications, Class A*                          122,690         3,373,975
--------------------------------------------------------------------------------
                                                                     10,476,510
--------------------------------------------------------------------------------

MATERIALS -- 4.2%
Celanese Corporation                                  104,990         2,717,141
Sigma-Aldrich                                          32,020         2,488,594
Sonoco Products                                        77,150         2,936,330
--------------------------------------------------------------------------------
                                                                      8,142,065
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.9%
Church & Dwight                                        69,210         2,951,807
Hormel Foods                                           72,380         2,702,669
--------------------------------------------------------------------------------
                                                                      5,654,476
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $190,688,162
--------------------------------------------------------------------------------

EXCHANGE TRADED FUND -- 3.4%
iShares Russell Midcap Index Fund                      65,780      $  6,567,475
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 6.0%
BlackRock TempFund, Institutional Shares,
5.19% ^                                            11,526,107      $ 11,526,107
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 108.1%
(Cost $200,944,478)                                                $208,781,744

LIABILITIES IN EXCESS OF OTHER ASSETS -- (8 1%)                     (15,655,941)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $193,125,803
================================================================================

*     Non-income producing security.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
PITCAIRN SELECT VALUE FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS-- 99.7%                                SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 34.1%
Bear Stearns                                           17,345      $  2,823,418
Capital One Financial                                  31,245         2,400,241
CompuCredit*+                                          22,738           905,200
First Industrial Realty Trust                          39,175         1,836,916
JP Morgan Chase                                        57,755         2,789,566
KeyCorp+                                               30,121         1,145,502
RenaissanceRe Holdings                                 39,153         2,349,180
TCF Financial                                          42,415         1,163,019
Torchmark                                              24,660         1,572,322
Wells Fargo                                            65,506         2,329,393
--------------------------------------------------------------------------------
                                                                     19,314,757
--------------------------------------------------------------------------------

ENERGY -- 15.2%
Exxon Mobil                                            71,810         5,502,800
Marathon Oil                                           33,583         3,106,428
--------------------------------------------------------------------------------
                                                                      8,609,228
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.3%
Altria Group                                           24,500         2,102,590
General Mills                                          14,790           851,904
Procter & Gamble                                       36,300         2,333,001
--------------------------------------------------------------------------------
                                                                      5,287,495
--------------------------------------------------------------------------------

HEALTH CARE -- 8.5%
Aetna                                                  47,702         2,059,772
Pfizer                                                105,660         2,736,594
--------------------------------------------------------------------------------
                                                                      4,796,366
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.3%
Home Depot                                             40,710         1,634,914
Walt Disney                                            90,115         3,088,241
--------------------------------------------------------------------------------
                                                                      4,723,155
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 7.2%
AT&T+                                                  64,855         2,318,566
Verizon Communications                                 47,395         1,764,990
--------------------------------------------------------------------------------
                                                                      4,083,556
--------------------------------------------------------------------------------

UTILITIES -- 6.5%
American Electric Power                                87,100         3,708,718
--------------------------------------------------------------------------------

INDUSTRIALS -- 6.4%
Dover                                                  34,750         1,703,445
Goodrich+                                              42,805         1,949,768
--------------------------------------------------------------------------------
                                                                      3,653,213
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
PITCAIRN SELECT VALUE FUND (CONTINUED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.7% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

MATERIALS -- 4.1%
Air Products & Chemicals                               14,730      $  1,035,224
Alcoa                                                  42,915         1,287,880
--------------------------------------------------------------------------------
                                                                      2,323,104
--------------------------------------------------------------------------------

MEDIA - BROADCASTING & PUBLISHING -- 0.1%
Idearc*                                                 2,371            67,929
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 56,567,521
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 0.5%
iShares Russell 1000 Value Index Fund                   1,624      $    134,094
iShares S&P 500 Value Index Fund                        2,200           169,158
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $    303,252
--------------------------------------------------------------------------------

INVESTMENT FUND -- 9.4%
BlackRock Institutional Money Market Trust,
4.95% ** ^                                          5,354,528      $  5,354,528
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.1%
PNC Bank Money Market Fund, 4.75% ^                    42,685      $     42,685
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.7%
(Cost $54,574,706)                                                 $ 62,267,986

LIABILITIES IN EXCESS OF OTHER ASSETS -- (9 7%)                    (5,511,495)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 56,756,491
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $5,183,802.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
PITCAIRN TAXABLE BOND FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

    PRINCIPAL                                                          MARKET
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 49.0%

               FINANCIALS -- 25.2%

$   1,500,000  21st Century Insurance, 5.90%, 12/15/13             $  1,485,702
    1,000,000  American General Finance, MTN, Ser I,
               4.63%, 5/15/09                                           984,211
    1,000,000  CIT Group, 7.75%, 4/2/12                               1,102,507
    1,250,000  Ford Motor Credit, 6.50%, 1/25/07                      1,250,209
      904,000  Ford Motor Credit, 7.38%, 10/28/09                       905,926
    1,000,000  HSBC Finance, 4.75%, 5/15/09                             989,182
      450,000  Kimco Realty, MTN, Ser B, 7.90%, 12/7/07                 459,176
    1,316,000  Lehman Brothers Holdings, 7.00%, 2/1/08                1,338,243
    1,000,000  Marsh & McLennan, 5.75%, 9/15/15                         983,812
    1,000,000  Odyssey Re Holdings, 7.65%, 11/1/13+                   1,060,368
--------------------------------------------------------------------------------
                                                                     10,559,336
--------------------------------------------------------------------------------

               INDUSTRIALS -- 9.8%

    1,000,000  Gannet, 6.38%, 4/1/12                                  1,029,428
    1,000,000  General Electric Capital, MTN, 5.72%, 8/22/11          1,005,838
    2,000,000  Tyco International Group, 6.00%, 11/15/13              2,069,348
--------------------------------------------------------------------------------
                                                                      4,104,614
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES -- 5.3%

    1,000,000  Telecom de Puerto Rico, 6.80%, 5/15/09                 1,020,770
    1,000,000  Verizon Communications, 8.75%, 11/1/21                 1,216,402
--------------------------------------------------------------------------------
                                                                      2,237,172
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 2.6%

    1,000,000  May Department Stores, 7.63%, 8/15/13                  1,084,567
--------------------------------------------------------------------------------

               CONSUMER STAPLES -- 2.5%

    1,045,000  H.J. Heinz, 6.00%, 3/15/08                             1,046,398
--------------------------------------------------------------------------------

               ENERGY -- 2.4%

    1,000,000  Entergy Louisiana, 5.83%, 11/1/10                        998,016
--------------------------------------------------------------------------------

               SOVEREIGN BOND -- 1.2%

      500,000  Aid-Israel, 5.50%, 4/26/24                               519,380
--------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                               $ 20,549,483
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
PITCAIRN TAXABLE BOND FUND (CONTINUED)
================================================================================

    PRINCIPAL                                                          MARKET
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.2%

$   1,500,000  FHLB, Ser EX10, 5.00%, 9/1/10                       $  1,485,270
    1,635,000  FHLB, Ser RA18, 5.13%, 6/26/18                         1,566,922
    1,000,000  FHLMC, 5.20%, 3/5/19                                     972,212
    1,500,000  FHLMC, MTN, 4.65%, 10/10/13                            1,445,972
    1,544,000  FHLMC, MTN, 5.00%, 12/14/18                            1,507,611
    1,000,000  FHLMC, MTN (A), 6.35%, 3/19/19                           479,609
    5,000,000  FHLMC, MTN (A), 7.12%, 4/4/36                            653,220
    1,000,000  FNMA, 8.20%, 3/10/16                                   1,233,687
    1,175,000  TVA, Ser B, 6.24%, 7/15/45                             1,209,580
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS            $ 10,554,083
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 14.7%

$     830,000  U.S. Treasury Bonds, 7.50%, 11/15/16                $  1,008,579
    1,500,000  U.S. Treasury Bonds, 8.75%, 5/15/17                    1,984,454
    1,500,000  U.S. Treasury Bonds, 8.13%, 8/15/19                    1,959,726
      913,000  U.S. Treasury Bonds, 7.63%, 11/15/22                   1,185,188
--------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                     $  6,137,947
--------------------------------------------------------------------------------

               MUNICIPAL BONDS -- 4.0%

               MARYLAND -- 2.9%

$   1,185,000  Baltimore, Consolidated Public Improvement
               GO, Ser B, AMBAC, 5.00%, 10/15/10                   $  1,180,876
--------------------------------------------------------------------------------

               NEW YORK -- 1.1%

      500,000  Sales Tax Asset Receivable RB, Ser B, FGIC,
               4.76%, 10/15/15                                          481,200
--------------------------------------------------------------------------------

               TOTAL MUNICIPAL BONDS                               $  1,662,076
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
     SHARES                                                            VALUE
--------------------------------------------------------------------------------

               INVESTMENT FUND -- 2.6%

    1,110,000  BlackRock Institutional Money
               Market Trust, 4.95% * ^                             $  1,110,000
--------------------------------------------------------------------------------

               CASH EQUIVALENT -- 6.3%

    2,639,655  PNC Bank Money Market Fund, 4.75% ^                 $  2,639,655
--------------------------------------------------------------------------------

               Total Investment Securities -- 101.8%
               (Cost $41,897,399)                                  $ 42,653,244

               Liabilities in Excess of Other Assets -- (1.8%)         (765,286)
--------------------------------------------------------------------------------

               Net Assets -- 100.0%                                $ 41,887,958
================================================================================

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $1,060,368.

*     Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

(A) Zero Coupon Security - The rate shown was the effective yield at the time of purchase.

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GO - General Obligation

MTN - Medium Term Note

RB - Revenue Bond

TVA - Tennessee Valley Authority

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SANDS CAPITAL SELECT GROWTH FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.2%                               SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 31.0%
Abraxis BioScience*+                                  224,400      $  6,135,096
Allergan+                                             231,400        27,707,836
Genentech*                                            420,900        34,147,617
Genzyme*                                              400,900        24,687,422
Intuitive Surgical*+                                  104,700        10,040,730
Patterson*                                            200,000         7,102,000
Stryker+                                              213,400        11,760,474
Teva Pharmaceutical Industries ADR+                   681,600        21,184,128
Varian Medical Systems*                               309,200        14,708,644
Zimmer Holdings*+                                     140,600        11,020,228
--------------------------------------------------------------------------------
                                                                    168,494,175
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 26.3%
Apple Computer*                                       312,200        26,487,048
Broadcom, Class A*                                    702,100        22,684,851
Google, Class A*                                      113,700        52,356,576
Iron Mountain*+                                       165,600         6,845,904
Qualcomm                                              515,600        19,484,524
Yahoo!*                                               609,300        15,561,522
--------------------------------------------------------------------------------
                                                                    143,420,425
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.2%
eBay*                                                 811,800        24,410,826
Lowe's                                                816,800        25,443,320
Starbucks*+                                         1,246,600        44,154,572
--------------------------------------------------------------------------------
                                                                     94,008,718
--------------------------------------------------------------------------------

FINANCIALS -- 13.3%
Chicago Mercantile Exchange Holdings+                  55,800        28,444,050
Intercontinental Exchange*+                           202,900        21,892,910
Moody's+                                              320,100        22,106,106
--------------------------------------------------------------------------------
                                                                     72,443,066
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 4.1%
America Movil ADR                                     491,200        22,212,064
--------------------------------------------------------------------------------

ENERGY -- 3.9%
Schlumberger                                          340,600        21,512,296
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.4%
Walgreen+                                             401,400        18,420,246
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $540,510,990
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
                                                     SHARES            VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 24.5%
BlackRock Institutional Money Market
Trust, 4.95% ** ^                                 133,783,984      $133,783,984
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 123.7%
(Cost $631,270,635)                                                $674,294,974

LIABILITIES IN EXCESS OF OTHER ASSETS -- (23.7%)                   (128,983,455)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $545,311,519
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $129,765,551.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SHORT DURATION FIXED INCOME FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

 PRINCIPAL                                                             MARKET
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 73.3%

$      89,657  FHLMC CMO/REMIC Ser 1538, Class J,
               6.500%, 6/15/08                                     $     89,404
      411,700  FHLMC CMO/REMIC Ser 2509, Class EA,
               4.000%, 12/15/12                                         409,491
      860,013  FHLMC CMO/REMIC Ser 2510, Class TA,
               4.000%, 6/15/32                                          822,068
    1,752,689  FHLMC CMO/REMIC Ser 2515, Class ED,
               5.000%, 3/15/17                                        1,739,638
    1,574,193  FHLMC CMO/REMIC Ser 2543, Class YJ,
               4.500%, 3/15/32                                        1,526,986
    1,091,311  FHLMC CMO/REMIC Ser 2566, Class LM,
               4.500%, 4/15/32                                        1,059,925
    1,182,566  FHLMC CMO/REMIC Ser 2575, Class QP,
               4.500%, 11/15/31                                       1,158,870
      823,763  FHLMC CMO/REMIC Ser 2583, Class ND,
               4.250%, 12/15/10                                         807,598
      976,582  FHLMC CMO/REMIC Ser 2590, Class QY,
               3.750%, 4/15/28                                          933,238
    1,838,212  FHLMC CMO/REMIC Ser 2590, Class UL,
               3.750%, 3/15/32                                        1,761,534
    1,381,440  FHLMC CMO/REMIC Ser 2596, Class QE,
               4.000%, 3/15/33                                        1,312,289
    3,151,127  FHLMC CMO/REMIC Ser 2649, Class PJ,
               3.500%, 6/15/33                                        3,034,166
    3,249,480  FHLMC CMO/REMIC Ser 2744, Class TA,
               5.500%, 3/15/26                                        3,245,394
    2,526,464  FHLMC CMO/REMIC Ser 3092, Class TA,
               7.250%, 11/15/35                                       2,570,668
    1,000,000  FHLMC CMO/REMIC Ser 3092, Class TA,
               7.400%, 6/15/36                                        1,005,313
      784,309  FHLMC Pool #C46122, 7.000%, 1/1/26                       808,252
      136,699  FHLMC Pool #C66916, 7.000%, 5/1/32                       140,532
      162,541  FHLMC Pool #D94598, 6.500%, 4/1/21                       166,704
      279,031  FHLMC Pool #E97227, 7.000%, 9/1/14                       286,137
       26,701  FHLMC Pool #G10288, 6.000%, 9/1/09                        26,842
       44,354  FHLMC Pool #G10446, 6.500%, 2/1/11                        45,223
      245,858  FHLMC Pool #G30085, 7.500%, 10/1/17                      257,413
       87,470  FNMA CMO/REMIC Ser 1994-27, Class PJ,
               6.500%, 6/25/23                                           87,383
       32,497  FNMA CMO/REMIC Ser 1999-15, Class PC,
               6.000%, 9/25/18                                           32,595
    1,119,689  FNMA CMO/REMIC Ser 2002-71, Class AP,
               5.000%, 11/25/32                                       1,098,775
       29,105  FNMA CMO/REMIC Ser 2002-72, Class A,
               5.000%, 10/25/15                                          29,009
    1,098,519  FNMA CMO/REMIC Ser 2003-119, Class PU,
               4.000%, 11/25/33                                       1,066,468
      783,082  FNMA CMO/REMIC Ser 2003-19, Class ME,
               4.000%, 1/25/33                                          748,769
    1,408,834  FNMA CMO/REMIC Ser 2003-30, Class MB,
               4.000%, 6/25/27                                        1,387,961
    3,560,708  FNMA CMO/REMIC Ser 2003-34, Class GJ,
               4.000%, 2/25/33                                        3,392,194
    1,062,752  FNMA CMO/REMIC Ser 2003-42, Class CA,
               4.000%, 5/25/33                                        1,005,951
      334,813  FNMA CMO/REMIC Ser 2003-66, Class AP,
               3.500%, 11/25/32                                         311,885
    4,669,546  FNMA CMO/REMIC Ser 2005-93, Class XT (A),
               7.000%, 10/25/35                                       4,676,129
    3,142,631  FNMA CMO/REMIC Ser 2006-14, Class DT (A),
               7.000%, 3/25/36                                        3,152,463
       22,828  FNMA Pool #250477, 6.000%, 1/1/11                         23,062
       49,947  FNMA Pool #303096, 7.500%, 12/1/09                        50,510
      200,283  FNMA Pool #313429, 7.000%, 3/1/12                        206,207
      351,207  FNMA Pool #323441, 7.000%, 12/1/13                       361,513
      243,571  FNMA Pool #323832, 7.500%, 7/1/29                        254,339
       14,982  FNMA Pool #334593, 7.000%, 5/1/24                         15,496
      592,110  FNMA Pool #546474, 7.000%, 1/1/15                        609,486
       19,032  FNMA Pool #6222, 9.000%, 4/1/16                           19,691
      624,033  FNMA Pool #647567, 6.000%, 6/1/17                        633,202
      464,324  FNMA Pool #665773, 7.500%, 6/1/31                        484,925
    1,340,826  FNMA Pool #725284, 7.000%, 11/1/18                     1,380,175
      927,135  FNMA Pool #743490, 4.000%, 10/1/33                       844,710
       24,014  FNMA Pool #8245, 8.000%, 12/1/08                          24,268
    3,020,379  FNMA Pool #838790, 4.500%, 8/1/35                      2,831,230

================================================================================

  PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 73.3% (CONTINUED)
$      29,074  GNMA ARM Pool #8426 (A), 5.125%, 11/20/18           $     29,427
    1,236,816  GNMA CMO/REMIC Ser 2002-72, Class AB,
               4.500%, 10/20/32                                       1,186,759
       10,598  GNMA Pool #2707, 5.500%, 1/20/14                          10,627
       12,507  GNMA Pool #2802, 5.500%, 7/20/14                          12,542
      156,223  GNMA Pool #2843, 5.500%, 11/20/14                        156,661
      101,890  GNMA Pool #344233, 8.000%, 2/15/23                       107,774
      228,509  GNMA Pool #345123, 8.000%, 12/15/23                      241,704
       15,922  GNMA Pool #351122, 6.500%, 7/15/08                        16,048
       10,343  GNMA Pool #357343, 6.500%, 10/15/08                       10,424
       53,465  GNMA Pool #462486, 6.500%, 1/15/13                        54,774
       68,483  GNMA Pool #569337, 6.500%, 4/15/22                        70,305
       78,148  GNMA Pool #578189, 6.000%, 2/15/32                        79,346
      116,164  GNMA Pool #780322, 8.000%, 11/15/22                      123,038
       60,590  GNMA Pool #780327, 8.000%, 11/15/17                       63,711
      743,993  GNMA Pool #780604, 7.000%, 7/15/12                       768,222
      142,262  GNMA Pool #814, 8.000%, 8/20/17                          149,415
      494,790  GNMA Pool #M90771, 5.000%, 12/1/07                       492,825
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS   $ 51,509,683
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.0%

$   2,000,000  FHLB, 5.000%, 12/11/09                              $  2,001,456
    4,000,000  FHLB (A), 4.750%, 9/29/14                              3,944,400
      500,000  FHLB (A), 6.000%, 4/26/19                                487,100
    5,000,000  FHLB, Ser 1 (A), 6.000%, 3/30/20                       4,800,000
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS            $ 11,232,956
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATION -- 7.0%

$   5,000,000  U.S. Treasury Note, 4.000%, 4/15/10+                $  4,892,580
--------------------------------------------------------------------------------

    FACE
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
               REPURCHASE AGREEMENT -- 3.7%

$   2,567,000  PNC Capital Markets 5.02% dated
               12/29/06 due 01/02/07 repurchase proceeds
               $2,568,432 (Collateralized by $3,310,000
               U.S. Government Obligation FNR 2006-61
               FX 5.77% due 07/25/36; fair value $3,301,725) (B)   $  2,567,000
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SHORT DURATION FIXED INCOME FUND (CONTINUED)
================================================================================

   SHARES                                                              VALUE
--------------------------------------------------------------------------------

               INVESTMENT FUND -- 7.2%

    5,048,750  BlackRock Institutional Money Market
               Trust, 4.950% * ^                                   $  5,048,750
--------------------------------------------------------------------------------

               CASH EQUIVALENT -- 0.0%

          499  BlackRock TempFund, Institutional Shares,
               5.187% ^                                            $        499
--------------------------------------------------------------------------------

               Total Investment Securities and
               Repurchase Agreement -- 107.2%
               (Cost $76,259,563)                                  $ 75,251,468

               Liabilities in Excess of Other Assets -- (7.2%)       (5,025,218)
--------------------------------------------------------------------------------

               Net Assets -- 100.0%                                $ 70,226,250
================================================================================

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $4,892,580.

*     Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

(A) Variable rate security - the rate reflected is the rate in effect on December 31, 2006.

(B)   Tri-Party Repurchase Agreement

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.1%                               SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 23.5%
Advanta, Class B                                       21,488      $    937,521
BankUnited Financial                                   23,141           647,022
Central Pacific Financial                              44,932         1,741,564
Community Banks*                                       56,341         1,564,026
First Industrial Realty Trust                          48,745         2,285,654
First Marblehead+                                      16,541           903,966
Flagstar Bancorp                                       32,760           486,158
Fpic Insurance Group*                                  20,984           817,746
Innkeepers USA Trust                                  107,043         1,659,167
Knight Capital Group*                                  79,987         1,533,351
Montpelier Re                                          53,641           998,259
Southwest Bancorp                                      40,271         1,121,950
Strategic Hotels & Resorts                            110,528         2,408,406
Trico Bancshares                                       63,043         1,715,400
--------------------------------------------------------------------------------
                                                                     18,820,190
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 18.2%
Aaron Rents                                            39,776         1,144,753
CBRL Group                                             24,570         1,099,753
Central European Distribution*+                        24,244           720,047
EarthLink*                                            105,244           747,232
Genesco*+                                              33,782         1,260,069
Golden Telecom                                         26,106         1,222,805
McCormick & Schmick's Seafood Restaurants*             30,684           737,643
Men's Wearhouse+                                       30,480         1,166,165
Orient-Express Hotels, Class A                         23,382         1,106,436
Regis                                                  18,350           725,559
Stride Rite                                            94,247         1,421,245
Tenneco*                                               65,826         1,627,219
Tupperware                                             17,355           392,397
WMS Industries*+                                       35,424         1,234,881
--------------------------------------------------------------------------------
                                                                     14,606,204
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 16.5%
ADC Telecommunications*                                38,756           563,125
Belden CDT                                             21,435           837,894
Digital River*+                                        17,055           951,498
MKS Instruments*                                       34,271           773,839
Paxar*                                                 39,949           921,224
Perot Systems*                                         44,961           736,911
Rackable Systems*+                                     11,603           359,345
Radiant Systems*                                       84,668           883,934
RF Micro Devices*+                                    134,943           916,263
Rudolph Technologies*                                  61,014           971,343

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP FUND (CONTINUED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 16.5% (CONTINUED)
SafeNet*                                               21,454      $    513,609
SRA International, Class A*                            36,499           975,983
Veeco Instruments*                                     33,271           623,166
Verint Systems*                                        25,303           867,387
Vignette*                                              55,288           943,766
Xyratex*                                               65,773         1,419,381
--------------------------------------------------------------------------------
                                                                     13,258,668
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.9%
AAR*                                                   29,713           867,322
Asyst Technologies*                                   128,908           942,317
Greenbrier                                             16,987           509,610
Matthews International*                                20,422           803,606
Mueller Industries                                     16,501           523,082
Olin                                                   38,951           643,471
Pacer International                                    30,914           920,310
Regal-Beloit                                           12,907           677,747
TeleTech Holdings*                                     56,124         1,340,241
Toro                                                   23,279         1,085,500
Universal Forest Products                              10,391           484,428
Varian*                                                17,356           777,375
Watts Water Technologies, Class A                      19,966           820,802
--------------------------------------------------------------------------------
                                                                     10,395,811
--------------------------------------------------------------------------------

HEALTH CARE -- 10.7%
Alkermes*                                              21,016           280,984
BioMarin Pharmaceuticals*                              19,675           322,473
Centene Corp*                                          26,814           658,820
Exelixis*                                              41,036           369,324
Five Star Quality Care*                                96,837         1,079,732
Indevus Pharmaceuticals*                               53,555           380,241
Integra LifeSciences Holdings*                         20,013           852,353
Isis Pharmaceuticals*                                  33,971           377,758
MGI Pharma*                                            17,527           322,672
Myriad Genetics*                                       12,376           387,369
Nabi Biopharmaceuticals*                               50,647           343,387
Par Pharmaceutical*                                    32,156           719,330
Perrigo                                                67,639         1,170,154
Savient Pharmaceuticals*                               31,210           349,864
Senomyx*                                               21,847           283,793
Symmetry Medical*                                      49,422           683,506
--------------------------------------------------------------------------------
                                                                      8,581,760
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

ENERGY -- 5.4%
Forest Oil*                                            17,418      $    569,220
Lufkin Industries                                      10,650           618,552
Oceaneering International*                             25,403         1,008,500
Southwest Gas                                          20,616           791,036
Swift Energy*                                          19,251           862,637
W-H Energy Services*                                   10,842           527,897
--------------------------------------------------------------------------------
                                                                      4,377,842
--------------------------------------------------------------------------------

MATERIALS -- 3.6%
Koppers Holdings                                       27,150           707,801
PolyOne*                                               49,300           369,750
RPM International+                                     41,821           873,641
US Concrete*                                          136,272           970,256
--------------------------------------------------------------------------------
                                                                      2,921,448
--------------------------------------------------------------------------------

CONSULTING -- 2.9%
LECG*                                                  64,746         1,196,506
Premiere Global Services*                             116,573         1,100,449
--------------------------------------------------------------------------------
                                                                      2,296,955
--------------------------------------------------------------------------------

EMPLOYMENT AGENCIES -- 2.0%
Korn/Ferry International*                              35,558           816,411
Labor Ready*                                           43,969           805,952
--------------------------------------------------------------------------------
                                                                      1,622,363
--------------------------------------------------------------------------------

UTILITIES -- 2.0%
Avista+                                                62,795         1,589,341
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.4%
Hain Celestial Group*                                  35,172         1,097,718
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 79,568,300
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 0.7%
iShares Russell 2000 Index Fund                         4,400      $    343,596
iShares S&P SmallCap 600 Growth Index Fund+             1,983           253,546
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $    597,142
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP FUND (CONTINUED)
================================================================================

                                                                       MARKET
                                                     SHARES            VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 11.3%
BlackRock Institutional Money Market Trust,
4.95% ** ^                                          9,087,513      $  9,087,513
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.0%
PNC Bank Money Market Fund, 4.75% ^                    20,230      $     20,230
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 111.1%
(Cost $79,235,938)                                                 $ 89,273,185

LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.1%)                     (8,936,165)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 80,337,020
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $8,583,991.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE OPPORTUNITIES FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 95.6%                               SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 18.3%
1st Source                                             52,800      $  1,696,464
Advanta, Class B                                       46,630         2,034,466
BioMed Realty Trust                                    46,620         1,333,332
Centennial Bank Holdings*                             126,600         1,197,636
Corporate Office Properties Trust +                    27,690         1,397,514
Delphi Financial Group, Class A                        43,710         1,768,507
DiamondRock Hospitality                                98,680         1,777,227
EastGroup Properties                                   32,570         1,744,449
First Midwest Bancorp                                  35,280         1,364,630
First State Bancorporation                             52,900         1,309,275
Fpic Insurance Group*                                  49,720         1,937,588
Greater Bay Bancorp                                    36,530           961,835
Hanmi Financial                                        67,400         1,518,522
Hanover Insurance Group                                28,400         1,385,920
Heritage Commerce                                      55,840         1,487,578
Hub International                                      57,940         1,818,737
Investment Technology Group*                           18,720           802,714
IPC Holdings                                           58,810         1,849,575
LaSelle Hotel Properties                               33,400         1,531,390
MAF Bancorp                                            37,892         1,693,393
Mid-America Apartment Communities                      17,990         1,029,748
Navigators Group*                                      27,270         1,313,869
NexCen Brands*                                        142,540         1,030,564
Preferred Bank                                         21,340         1,282,321
ProAssurance*                                          26,960         1,345,843
Signature Bank*                                        54,630         1,692,437
SVB Financial Group*                                   32,260         1,503,961
SWS Group                                              21,730           775,761
UCBH Holdings                                          39,000           684,840
UMB Financial                                          42,910         1,566,644
United America Indemnity, Class A*                     75,680         1,916,974
United Fire & Casualty                                 46,600         1,642,650
Virginia Commerce Bancorp*                             68,857         1,368,877
Westfield Financial                                    24,510           245,100
--------------------------------------------------------------------------------
                                                                     48,010,341
--------------------------------------------------------------------------------

INDUSTRIALS -- 16.6%
AAR* +                                                 48,670         1,420,677
ACCO Brands*                                          124,400         3,292,868
AirTran Holdings*                                     294,200         3,453,908
Alaska Air Group* +                                    34,660         1,369,070
American Railcar Industries                            30,930         1,052,857
Astec Industries*                                      30,320         1,064,232
Barnes Group +                                         64,790         1,409,183
Clean Harbors*                                         38,620         1,869,594

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE OPPORTUNITIES FUND (CONTINUED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 95.6% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 16.6% (CONTINUED)
Consolidated Graphics*                                 25,480      $  1,505,104
FTI Consulting*                                        45,020         1,255,608
Greenbrier                                             93,700         2,811,000
Griffon*                                               42,500         1,083,750
Kadant*                                                47,660         1,161,951
Kaman*                                                 70,030         1,567,972
Kaydon                                                 43,700         1,736,638
KHD Humboldt Wedag International*                      27,130         1,087,370
Kirby*                                                  7,210           246,077
Lincoln Electric Holdings                              19,600         1,184,232
Sterling Construction*                                 46,290         1,007,270
Titan International +                                  81,150         1,635,173
Toro                                                   41,000         1,911,830
Trinity Industries                                     81,100         2,854,720
Washington Group International*                        61,530         3,678,878
Watts Water Technologies, Class A                      32,190         1,323,331
Werner Enterprises                                    141,500         2,473,420
--------------------------------------------------------------------------------
                                                                     43,456,713
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.3%
Aaron Rents                                            77,400         2,227,572
American Greetings, Class A                           140,702         3,358,557
Applebee's International                               65,290         1,610,704
Audiovox, Class A*                                     65,000           915,850
Belo, Class A                                         185,500         3,409,490
Brink's                                                32,100         2,051,832
Cabela's*                                              62,600         1,510,538
Callaway Golf                                         199,700         2,877,677
Carter's*                                              38,610           984,555
Central Garden & Pet*                                  14,470           700,637
Domino's Pizza                                         55,790         1,562,120
Finish Line, Class A                                  167,100         2,386,188
Jarden* +                                              36,160         1,258,006
K-Swiss, Class A                                       52,200         1,604,628
Live Nation*                                           61,210         1,371,104
MoneyGram International                                45,300         1,420,608
Pinnacle Entertainment*                                30,650         1,015,741
Polaris Industries                                     42,150         1,973,885
Spartan Motors                                         86,580         1,314,284
Steiner Leisure*                                       42,100         1,915,550
Tuesday Morning                                        43,575           677,591
Tween Brands* +                                        26,420         1,054,951
United Auto Group                                      73,300         1,727,681
WMS Industries* +                                      41,580         1,449,479
--------------------------------------------------------------------------------
                                                                     40,379,228
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
COMMON STOCKS -- 95.6% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

ENERGY -- 12.4%
Allis-Chalmers Energy*                                 44,520      $  1,025,741
Berry Petroleum, Class A                               98,400         3,051,384
Cimarex Energy                                        111,500         4,069,750
Comstock Resources*                                    49,610         1,540,887
Encore Acquisition*                                   167,700         4,113,681
Helmerich & Payne                                     145,600         3,562,832
Hornbeck Offshore Services*                            45,100         1,610,070
Hydril*                                                13,730         1,032,359
James River Coal*                                     106,100           984,608
Lufkin Industries                                      23,600         1,370,688
Oil States International*                              44,770         1,442,937
Petroleum Development*                                 21,960           945,378
Southwestern Energy*                                   51,500         1,805,075
Tidewater                                              23,400         1,131,624
VeraSun Energy* +                                      34,750           686,313
Whiting Petroleum*                                     90,100         4,198,659
--------------------------------------------------------------------------------
                                                                     32,571,986
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 10.2%
ATMI*                                                  47,080         1,437,352
CACI International, Class A*                           23,640         1,335,660
eFunds*                                                68,410         1,881,275
Emulex*                                                73,940         1,442,569
Foundry Networks*                                     146,360         2,192,472
Gerber Scientific*                                     66,820           839,259
Gevity HR                                              62,450         1,479,441
Ixia*                                                 128,340         1,232,064
Macrovision*                                           67,400         1,904,724
ON Semiconductor* +                                   278,590         2,108,925
Online Resources*                                     102,150         1,042,952
Polycom* +                                             44,050         1,361,586
Semtech*                                              103,670         1,354,967
THQ*                                                   41,800         1,359,336
Transaction Systems Architects*                        60,280         1,963,320
Trizetto Group*                                        79,100         1,453,067
Varian Semiconductor Equipment Associates* +           32,280         1,469,386
Verigy Ltd*                                            56,950         1,010,863
--------------------------------------------------------------------------------
                                                                     26,869,218
--------------------------------------------------------------------------------

HEALTH CARE -- 4.6%
Alliance Imaging*                                     218,090         1,450,299
American Oriental Bioengineering*                      95,100         1,109,817
Analogic                                               56,627         3,179,040
Apria Healthcare Group*                                46,585         1,241,490
Genesis HealthCare*                                    35,640         1,683,277

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE OPPORTUNITIES FUND (CONTINUED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 95.6% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 4.6% (CONTINUED)
PolyMedica                                             29,530      $  1,193,307
Providence Service* +                                  49,540         1,244,940
United Therapeutics*                                   17,300           940,601
--------------------------------------------------------------------------------
                                                                     12,042,771
--------------------------------------------------------------------------------

MATERIALS -- 3.7%
Brush Engineered Materials*                            19,670           664,256
Century Aluminum*                                      41,800         1,866,370
Cleveland-Cliffs +                                     23,230         1,125,261
Compass Minerals International                         30,300           956,268
Glatfelter                                             88,720         1,375,160
Martin Marietta Materials                              19,300         2,005,464
Potlatch                                               42,820         1,876,372
--------------------------------------------------------------------------------
                                                                      9,869,151
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.1%
Andrew*                                               164,540         1,683,244
Arris Group*                                          102,770         1,285,653
Brightpoint*                                           86,130         1,158,449
ECI Telecom Limited*                                  100,700           872,062
Globalstar*                                           103,630         1,441,493
Tekelec*                                              119,530         1,772,630
--------------------------------------------------------------------------------
                                                                      8,213,531
--------------------------------------------------------------------------------

UTILITIES -- 3.0%
El Paso Electric*                                      46,820         1,141,003
New Jersey Resources                                   25,350         1,231,503
UGI                                                    60,900         1,661,352
Unisource Energy                                       37,610         1,373,893
WPS Resources                                          47,000         2,539,411
--------------------------------------------------------------------------------
                                                                      7,947,162
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.2%
BJ's Wholesale Club*                                   61,670         1,918,554
Del Monte Foods                                       155,300         1,712,959
Flower Foods                                           36,650           989,184
Ralcorp Holdings*                                      24,260         1,234,591
--------------------------------------------------------------------------------
                                                                      5,855,288
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $235,215,389
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
                                                     SHARES            VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 6.5%
BlackRock Institutional Money Market
Trust, 4.95% ** ^                                  17,223,977      $ 17,223,977
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 3.1%
PNC Bank Money Market Fund, 4.75% ^                 8,258,199      $  8,258,199
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 106.0%
(Cost $246,231,187)                                                $260,697,565

OTHER ASSETS IN EXCESS OF LIABILITIES -- (6.0%)                     (14,715,978)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $245,981,587
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $16,452,113.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
STRATEGIC VALUE AND HIGH INCOME FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
                                                     SHARES            VALUE
--------------------------------------------------------------------------------

AFFILIATED EQUITY FUND -- 60.2%
Touchstone Funds Group Trust Small Cap
Value Opportunities Fund, Class A Shares               69,378      $  1,379,238
--------------------------------------------------------------------------------

AFFILIATED FIXED INCOME FUNDS -- 38.9%
Touchstone Funds Group Trust Clover Core
Fixed Income Fund, Class A Shares                      46,312      $    442,738
Touchstone Funds Group Trust Ultra Short
Duration Fixed Income Fund, Class A Shares             44,443           448,878
--------------------------------------------------------------------------------
TOTAL AFFILIATED FIXED INCOME FUNDS                                $    891,616
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.1%
(Cost $2,064,356)                                                  $  2,270,854

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%                            21,368
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  2,292,222
================================================================================

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
TAX EXEMPT BOND FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

               MUNICIPAL BONDS - 96.9%

               ALABAMA - 0.9%

$   1,000,000  Bessemer RB, AMBAC, Callable 02/01/10 @
               102, 5.600%, 2/1/30                                 $  1,069,160
--------------------------------------------------------------------------------

               ARIZONA -- 0.9%

    1,000,000  Arizona School Facilities Board COP,
               MBIA, Pre-Refunded 03/01/13 @ 100,
               5.250%, 9/1/17                                         1,085,930
--------------------------------------------------------------------------------

               CALIFORNIA -- 8.0%

    2,000,000  California Health Facilities Finance
               Authority RB, St. Francis Memorial
               Hospital, Ser C, ETM, 5.875%, 11/1/23                  2,438,520
    1,840,000  California State GO, Callable 02/01/13 @
               100, 5.250%, 2/1/33                                    1,950,897
    2,000,000  California State, Department of Veteran
               Affairs Home Purchase RB, Ser A, Callable
               11/30/11 @ 101, 4.400%, 12/1/21                        2,006,560
    2,000,000  California State, Economic Recovery GO,
               Ser A, Callable 07/01/11 @ 100, 5.000%,
               7/1/17                                                 2,116,340
      500,000  California State, Statewide Communities
               Developmental Authority, Pollution
               Control RB, Southern California Edison,
               Ser A, XLCA, 4.100%, 4/1/28                              512,180
      420,000  Stockton Housing Facility RB, O'Connor
               Woods Project, Ser A, ETM, GNMA, Callable
               05/06/05 @ 100, 5.200%, 9/20/09                          420,563
--------------------------------------------------------------------------------
                                                                      9,445,060
--------------------------------------------------------------------------------

               COLORADO -- 0.9%

    1,000,000  South Suburban Park & Recreation District
               GO, AMBAC, Callable 09/15/10 @ 100,
               5.375%, 9/15/18                                        1,058,950
--------------------------------------------------------------------------------

               DELAWARE -- 0.9%

    1,000,000  Delaware State, Economic Development
               Authority, Pollution Control RB, Delmarva
               Power, AMBAC, Callable 05/01/11 @ 100
               (A), 4.900%, 5/1/26                                    1,042,760
--------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA -- 1.1%

    1,000,000  District of Columbia RB, Howard
               University Project, MBIA, 5.500%, 10/1/16              1,127,440
      200,000  Washington D.C., Convention Center
               Authority RB, Dedicated Tax Revenue,
               Senior Lien, AMBAC, Callable 10/01/08 @
               101, 5.250%, 10/1/09                                     207,156
--------------------------------------------------------------------------------
                                                                      1,334,596
--------------------------------------------------------------------------------

               FLORIDA -- 2.2%

      405,000  Orlando Utilities Commission, Water &
               Electric RB, Callable 10/01/11 @ 101,
               5.250%,                                                  433,326
      685,000  Orlando Utilities Commission, Water &
               Electric RB, Pre-Refunded 10/01/11 @ 101,
               5.250%, 10/1/20                                          737,868
    1,300,000  Tampa Water & Sewer Revenue RB,
               Pre-Refunded 10/01/09 @ 101, 5.500%,
               10/1/29                                                1,377,363
--------------------------------------------------------------------------------
                                                                      2,548,557
--------------------------------------------------------------------------------


               GEORGIA -- 2.1%

    2,000,000  Henry County, Water & Sewer Authority RB,
               AMBAC, 6.150%, 2/1/20                                  2,437,060
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
TAX EXEMPT BOND FUND (CONTINUED)
================================================================================

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

               MUNICIPAL BONDS -- 96.9% (CONTINUED)

               HAWAII -- 3.9%

$   1,680,000  Honolulu, City & County GO, Ser B, ETM,
               8.000%, 10/1/10                                     $  1,931,614
    2,385,000  University of Hawaii RB, Ser A, FGIC,
               Callable 07/15/12 @ 100, 5.500%, 7/15/21               2,595,881
--------------------------------------------------------------------------------
                                                                      4,527,495
--------------------------------------------------------------------------------

               ILLINOIS -- 7.7%

      400,000  Chicago GO, FGIC, Callable 01/01/08 @
               102, 5.500%, 1/1/21                                      414,980
    1,000,000  Chicago, Park District GO, Aquarium &
               Museum Project, FGIC, Callable 01/01/08 @
               100, 5.500%, 1/1/10                                    1,017,610
    2,350,000  Illinois Development Finance Authority
               RB, Elgin School District Project, FSA
               (B), 4.270%, 1/1/18                                    1,490,511
    1,000,000  Illinois Health Facilities Authority RB,
               Hospital Sisters Services Project, Ser A,
               MBIA, Callable 06/01/08 @ 101, 5.250%,
               6/1/12                                                 1,028,780
    1,000,000  Illinois State, Toll Highway Authority
               Revenue RB, Senior Priority, Ser A-1,
               Callable 07/01/2016 @ 100, 5.000%, 1/1/26              1,067,010
    1,200,000  Metropolitan Pier & Exposition Authority
               RB, Illinois Dedicated State Tax Revenue,
               AMBAC, Callable 06/01/07 @ 101, 5.125%,
               6/1/13                                                 1,218,852
      500,000  Metropolitan Pier & Exposition Authority
               RB, Illinois Dedicated State Tax Revenue,
               Ser A, FGIC, 5.500%, 12/15/23                            584,275
      500,000  Metropolitan Pier & Exposition Authority
               RB, Illinois Dedicated State Tax Revenue,
               Ser A,  FGIC, ETM, 5.500%, 12/15/23                      586,270
    2,000,000  Will County, Community School District
               GO, USD #365, FSA (B), 3.950%, 11/1/12                 1,600,780
--------------------------------------------------------------------------------
                                                                      9,009,068
--------------------------------------------------------------------------------

               INDIANA -- 4.7%

    1,000,000  Indiana Transportation Finance Authority
               RB, Ser A, MBIA, 6.800%, 12/1/16                       1,186,280
    3,000,000  Indiana University RB, Student Fee, Ser
               P, AMBAC, Callable 01/01/10 @ 100,
               5.000%,                                                3,201,480
    1,000,000  Indianapolis, Public Improvement
               Authority RB, Ser A, Callable 01/01/10 @
               101, 6.000%, 1/1/25                                    1,074,990
--------------------------------------------------------------------------------
                                                                      5,462,750
--------------------------------------------------------------------------------

               KENTUCKY -- 1.0%

    1,050,000  Kentucky State, Property & Buildings
               Commission RB, Project Number 67,
               Pre-Refunded 09/01/10 @ 100, 5.625%,
               9/1/13                                                 1,118,376
--------------------------------------------------------------------------------

               LOUISIANA -- 1.9%

    2,115,000  Louisiana Public Facilites Authority RB,
               Franciscan Missionaries Project, Ser A,
               FSA, 5.500%, 7/1/11                                    2,261,696
--------------------------------------------------------------------------------

               MASSACHUSETTS -- 2.8%

    1,000,000  Massachusetts State, Housing Finance
               Agency RB, Ser B, MBIA,  Callable
               06/01/08 @ 101, 5.300%, 12/1/17                        1,006,120
       70,000  Massachusetts State, Special Obligation
               RB, Consolidated Loan, Ser A, Callable
               06/01/08 @ 101, 5.000%, 6/1/15                            71,873
      930,000  Massachusetts State, Special Obligation
               RB, Consolidated Loan, Ser A,
               Pre-Refunded 06/01/08 @ 101, 5.000%,
               6/1/15                                                   955,008
    1,060,000  Massachusetts State, Water Resources
               Authority RB, Ser D, MBIA, GOA, 6.000%,
               8/1/14                                                 1,216,063
--------------------------------------------------------------------------------
                                                                      3,249,064
--------------------------------------------------------------------------------

================================================================================

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

               MUNICIPAL BONDS -- 96.9% (CONTINUED)

               MICHIGAN -- 0.9%

$   1,000,000  Michigan State, Building Authority RB,
               Facilities Program, Ser II, MBIA,
               Callable 10/15/13 @ 100, 5.000%, 10/15/23           $  1,058,920
--------------------------------------------------------------------------------

               MISSISSIPPI -- 0.9%

    1,000,000  Mississippi Development Bank RB, Capital
               Project & Equipment Acquisition, Ser A2,
               AMBAC, 5.000%, 7/1/24                                  1,003,710
--------------------------------------------------------------------------------

               NEVADA -- 1.8%

    2,000,000  Nevada Systems, Higher Education
               University RB, Ser B, AMBAC, Callable,
               01/01/16 @ 100, 5.000%, 7/1/35                         2,115,860
--------------------------------------------------------------------------------

               NEW JERSEY -- 0.4%

      150,000  New Jersey State GO, Ser D, 6.000%,
               2/15/11                                                  163,076
      250,000  New Jersey State, Transportation System
               RB, Ser A, 5.625%, 6/15/14                               281,295
--------------------------------------------------------------------------------
                                                                        444,371
--------------------------------------------------------------------------------

               NEW YORK -- 10.5%

    1,750,000  New York City, Municipal Financial Water
               & Sewer System Revenue, RB, Ser B,
               Callable 06/15/2016 @ 100, 5.000%, 6/15/36             1,856,943
    3,715,000  New York City, Transitional Finance
               Authority RB, Ser A, Callable 11/01/11 @
               100 (A), 5.500%, 11/1/26                               3,989,129
    1,000,000  New York State, Mortgage Agency RB,
               Homeowner Mortgage, Ser 80, Callable
               03/01/09 @ 101, 5.100%, 10/1/17                        1,029,320
    3,000,000  New York State, Municipal Bond Bank
               Agency RB, Special School Purpose, Ser C,
               Callable 06/01/2013 @ 100, 5.500%, 6/1/15              3,275,970
    2,000,000  New York State, Thruway Authority RB,
               Highway and Bridge Project, Callable
               04/01/12 @ 100, 5.500%, 4/1/15                         2,166,220
--------------------------------------------------------------------------------
                                                                     12,317,582
--------------------------------------------------------------------------------

               NORTH CAROLINA -- 4.3%

    1,000,000  Charlotte, Mecklenburg Hospital
               Authority, North Carolina Health Care
               Systems RB, Ser A, Callable 01/15/2011 @
               101, 5.000%, 1/15/31                                   1,031,880
    2,200,000  Greensboro, Enterprise System RB, 5.250%,
               6/1/24                                                 2,524,632
    1,380,000  University of North Carolina Wilmington,
               RB, AMBAC, Callable 01/01/13 @ 100,
               5.250%, 1/1/21                                         1,484,245
--------------------------------------------------------------------------------
                                                                      5,040,757
--------------------------------------------------------------------------------

               PENNSYLVANIA -- 17.7%

    1,345,000  Chester County, Health & Education
               Facilities Authority RB, Devereux
               Foundation, Callable 11/01/16 @ 100,
               5.000%, 11/1/22                                        1,416,500
    3,000,000  Coatesville School District GO, FSA,
               Callable 08/15/14 @ 100, 5.250%, 8/15/18               3,275,189
    3,000,000  Delaware County Authority, Hospital RB,
               Crozer Keystone Obigation Group A,
               Callable 12/15/16 @ 100, 5.000%, 12/15/26              3,119,160
    1,150,000  Lancaster, Higher Education Authority RB,
               Franklin & Marshall College, Callable
               04/15/16 @ 100, 5.000%, 4/15/19                        1,230,811
    2,000,000  Norwin Penn School District GO, FGIC,
               Pre-Refunded 04/01/10 @ 100, 6.000%,
               4/1/24                                                 2,139,100
    1,000,000  Owen J Roberts School District, FSA,
               Callable 05/15/2016 @ 100, 4.750%, 5/15/25             1,042,230

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
TAX EXEMPT BOND FUND (CONTINUED)
================================================================================

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

               MUNICIPAL BONDS -- 96.9% (CONTINUED)

               PENNSYLVANIA -- 17.7% (CONTINUED)

$   1,270,000  Pennsylvania State, Higher Educational
               Facilities Authority RB, Saint Joseph's
               University, Callable 05/01/06 @ 100 (LOC:
               Allied Irish Banks PLC) (A), 5.000%,
               5/1/11                                              $  1,271,080
    1,000,000  Pennsylvania State, Higher Educational
               Facilities Authority RB, University
               Properties Student Housing, CFIG,
               Callable 08/01/2016 @ 100, 5.000%, 8/1/35              1,055,300
    1,000,000  Pennsylvania State, Public School
               Building Authority RB, Harrisburg Area
               Community College Project, AMBAC,
               Callable 04/01/14 @ 100, 5.250%, 4/1/24                1,083,880
    1,500,000  Pennsylvania State, Turnpike Commission,
               Turnpike Revenue, Ser A, Callable
               06/01/16 @ 100, 5.000%, 12/1/25                        1,609,440
    1,500,000  Philadelphia, Authority for Industrial
               Development Lease Revenue RB, Ser B, FSA,
               Callable 10/01/11 @ 101, 5.500%, 10/1/12               1,624,620
    1,300,000  Philadelphia, Hospital & Higher Education
               Authority RB, Presbyterian Medical Center
               Project, ETM, 6.500%, 12/1/11                          1,399,073
      525,000  Philadelphia, Water & Waste Water RB,
               MBIA, 6.250%, 8/1/09                                     558,406
--------------------------------------------------------------------------------
                                                                     20,824,789
--------------------------------------------------------------------------------

               PUERTO RICO -- 0.7%

      250,000  Puerto Rico, Commonwealth Public
               Improvements, Ser A, 5.000%, 7/1/09                      256,745
      500,000  Puerto Rico, Electric Power Authority RB,
               Ser RR, Callable 07/01/15 @ 100, 5.000%,                 530,565
--------------------------------------------------------------------------------
                                                                        787,310
--------------------------------------------------------------------------------

               RHODE ISLAND -- 1.1%

    1,000,000  Rhode Island, Depositors Economic
               Protection Authority RB, Special
               Obligation, Ser A, ETM, 6.375%, 8/1/22                 1,276,840
--------------------------------------------------------------------------------

               SOUTH CAROLINA -- 6.3%

    2,530,000  Darlington County, Water & Sewer
               Authority RB, AMBAC, Callable 12/01/12 @
               101, 5.625%, 12/1/23                                   2,791,551
    1,000,000  Piedmont, Municipal Power Agency
               Authority RB, South Carolina Electric
               Project, MBIA, ETM, 6.250%, 1/1/09                     1,051,230
    3,415,000  South Carolina State, Public Service
               Authority RB, Ser A, AMBAC Callable
               01/01/14 @ 100, 5.000%, 1/1/39                         3,570,895
--------------------------------------------------------------------------------
                                                                      7,413,676
--------------------------------------------------------------------------------

               TEXAS -- 7.8%

    1,100,000  Cypress-Fairbanks, Independent School
               District, GO, PSF-GTD, Callable
               02/15/2016 @ 100, 4.750%, 2/15/30                      1,130,294
       10,000  Duncanville, Independent School District,
               GO, PSF-GTD, Callable 02/15/13 @ 100,
               5.650%, 2/15/28                                           10,925
    1,340,000  Duncanville, Independent School District,
               GO, PSF-GTD, Pre-Refunded 02/15/13 @ 100,
               5.650%, 2/15/28                                        1,484,063
    2,000,000  Fort Worth Water & Sewer RB, Partially
               Pre-Refunded 08/15/10 @ 100, 5.750%,
               2/15/14                                                2,134,400
    1,850,000  Harris County, Healthcare Facilities
               Development Authority RB, Christus Health
               Project, Ser A, MBIA, Callable 07/01/09 @
               101, 5.375%, 7/1/24                                    1,941,279
    1,140,000  Houston, Water & Sewer Systems Authority
               RB, Junior Lien, Ser C, FGIC,
               Pre-Refunded 12/01/07 @ 101, 5.375%,
               12/1/27                                                1,169,366
       15,000  San Antonio GO, ETM, 5.000%, 8/1/07                       15,122
    1,250,000  Texas Water Development Board RB,
               Revolving Fund, Senior Lein, Ser B,
               Callable 01/15/10 @ 100, 5.500%, 7/15/15               1,312,363
--------------------------------------------------------------------------------
                                                                      9,197,812
--------------------------------------------------------------------------------

================================================================================

  PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

               MUNICIPAL BONDS -- 96.9% (CONTINUED)

               UTAH -- 1.8%

$   2,000,000  Utah Transit Authority Sales Tax RB, Ser
               A, FSA, Callable 12/15/12 @ 100, 5.000%,            $  2,143,440
--------------------------------------------------------------------------------

               WASHINGTON -- 3.7%

    1,000,000  Central Pugent Sound, Regional
               Transportation Authority RB, Sales Tax &
               Motor Project, FGIC, 5.250%, 2/1/21                    1,124,400
    1,000,000  Clark County, School District No. 177 GO,
               AMBAC, 5.250%, 12/1/14                                 1,097,790
    1,000,000  Washington State GO, Ser A, FSA, 5.000%,
               7/1/20                                                 1,064,950
    1,000,000  Washington State, Economic Development
               Finance Authority, Biomedical Research
               Property II RB, MBIA, Callable 12/01/15 @
               100, 5.250%, 6/1/19                                    1,090,330
--------------------------------------------------------------------------------
                                                                      4,377,470
--------------------------------------------------------------------------------

               TOTAL MUNICIPAL BONDS                               $113,653,059
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES                                                              VALUE
--------------------------------------------------------------------------------

               CASH EQUIVALENT -- 2.2%

    2,630,358  ABN Amro Tax Exempt Money Market Fund,
               3.130% ^                                            $  2,630,358
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.1%
               (Cost $111,558,802)                                 $116,283,417

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%          1,114,042
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                $117,397,459
================================================================================

^     The rate shown is the 7-day effective yield as of December 31, 2006.

(A) Variable rate security - the rate reflected is the rate in effect on December 31, 2006.

(B) Zero coupon security - the rate reported was the effective yield at time of purchase.

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

GOA - General Obligation of Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PLC - Public Limited Company

PSF-GTD - Permanent School Fund - Guaranteed

RB - Revenue Bond

USD - Unified School District

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
ULTRA SHORT DURATION FIXED INCOME FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

  PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 83.3%

$     510,784  FHLMC  Pool #G11072, 7.500%, 12/1/15                $    532,110
       34,352  FHLMC CMO/REMIC Ser 1377, Class F (A),
               5.880%, 9/15/07                                           34,358
       47,840  FHLMC CMO/REMIC Ser 1544, Class L (A),
               4.680%, 7/15/08                                           47,627
      101,537  FHLMC CMO/REMIC Ser 2440, Class OG,
               6.500%, 12/15/30                                         101,359
      934,686  FHLMC CMO/REMIC Ser 2520 Class BD,
               5.250%, 10/15/31                                         928,959
    7,914,169  FHLMC CMO/REMIC Ser 2571, Class FN (A),
               6.000%, 8/15/32                                        8,040,930
    1,503,465  FHLMC CMO/REMIC Ser 2575 Class LM,
               4.500%, 5/15/32                                        1,469,062
    2,301,161  FHLMC CMO/REMIC Ser 2586, Class WA,
               4.000%, 12/15/32                                       2,212,076
    1,463,059  FHLMC CMO/REMIC Ser 2590, Class UL,
               3.750%, 3/15/32                                        1,402,030
    1,926,292  FHLMC CMO/REMIC Ser 2594, Class YA,
               4.000%, 4/15/23                                        1,851,448
    1,698,385  FHLMC CMO/REMIC Ser 2640, Class OT,
               2.000%, 4/15/22                                        1,661,307
    1,748,875  FHLMC CMO/REMIC Ser 2649, Class PJ,
               3.500%, 6/15/33                                        1,683,962
    1,655,919  FHLMC CMO/REMIC Ser 2684, Class GN,
               3.250%, 5/15/23                                        1,630,840
      746,337  FHLMC CMO/REMIC Ser 2715, Class QB,
               3.500%, 9/15/22                                          738,408
    2,349,967  FHLMC CMO/REMIC Ser 2744, Class JX,
               3.500%, 1/15/23                                        2,309,031
    3,858,613  FHLMC CMO/REMIC Ser 2750, Class FG (A),
               5.720%, 2/15/34                                        3,880,783
    3,912,024  FHLMC CMO/REMIC Ser 2770, Class FH (A),
               5.750%, 3/15/34                                        3,943,773
    1,974,627  FHLMC CMO/REMIC Ser 2886, Class BF (A),
               5.850%, 11/15/34                                       1,981,230
      469,683  FHLMC CMO/REMIC Ser 2894, Class FB (A),
               5.950%, 11/15/34                                         469,824
    4,352,647  FHLMC CMO/REMIC Ser 2921, Class JF (A),
               5.850%, 1/15/35                                        4,382,902
      353,388  FHLMC CMO/REMIC Ser 2925, Class CF (A),
               5.850%, 1/15/35                                          353,383
    2,642,205  FHLMC CMO/REMIC Ser 3025, Class FC (A),
               7.000%, 8/15/35                                        2,654,552
    1,421,166  FHLMC CMO/REMIC Ser 3033, Class BY (A),
               7.000%, 9/15/35                                        1,427,296
      815,140  FHLMC CMO/REMIC Ser 3038, Class TA,
               6.700%, 9/15/35                                          811,925
    5,478,253  FHLMC CMO/REMIC Ser 3092, Class TA,
               7.250%, 11/15/35                                       5,574,104
    9,504,778  FHLMC CMO/REMIC Ser 3137, Class PJ,
               5.125%, 12/15/13                                       9,391,567
    4,999,884  FHLMC CMO/REMIC Ser 3157, Class TB (A),
               7.800%, 1/15/35                                        5,088,662
    6,577,712  FHLMC CMO/REMIC Ser 3177, Class SW (A),
               7.650%, 6/15/35                                        6,643,489
    4,000,000  FHLMC CMO/REMIC Ser 3251, Class TA,
               7.400%, 6/15/36                                        4,021,250
        7,098  FHLMC Pool #184967, 7.750%, 8/1/08                         7,081
      375,704  FHLMC Pool #B15413, 8.000%, 3/1/11                       388,207
    1,281,980  FHLMC Pool #E00746, 7.000%, 9/1/14                     1,316,992
      183,094  FHLMC Pool #E64944, 7.000%, 7/1/11                       188,205
    1,631,643  FNMA CMO/REMIC Ser 2002-67, Class AM,
               5.000%, 11/25/15                                       1,621,197
    1,113,591  FNMA CMO/REMIC Ser 2002-87, Class PY,
               3.920%, 9/25/27                                        1,099,604
    2,082,783  FNMA CMO/REMIC Ser 2003-119, Class PU,
               4.000%, 11/25/33                                       2,022,014
      896,668  FNMA CMO/REMIC Ser 2003-19, Class ME,
               4.000%, 1/25/33                                          857,378
      980,275  FNMA CMO/REMIC Ser 2003-33, Class AM,
               4.250%, 5/25/33                                          947,132
    1,505,185  FNMA CMO/REMIC Ser 2003-33, Class AU,
               4.000%, 3/25/33                                        1,436,240
    1,238,672  FNMA CMO/REMIC Ser 2003-34, Class AD,
               4.000%, 1/25/32                                        1,203,466
   10,868,257  FNMA CMO/REMIC Ser 2003-61, Class FK (A),
               6.850%, 8/25/33                                       11,614,154
    3,844,102  FNMA CMO/REMIC Ser 2003-69, Class NF (A),
               6.820%, 7/25/33                                        3,876,545
    2,961,197  FNMA CMO/REMIC Ser 2003-76, Class FB (A),
               5.800%, 8/25/33                                        2,977,520
    5,279,577  FNMA CMO/REMIC Ser 2003-81, Class FE (A),
               5.850%, 9/25/33                                        5,334,615
    3,271,269  FNMA CMO/REMIC Ser 2004-96, Class LF (A),
               6.350%, 12/25/34                                       3,324,003
    1,550,852  FNMA CMO/REMIC Ser 2005-108, Class GU,
               5.750%, 7/25/35                                        1,552,903
    3,491,041  FNMA CMO/REMIC Ser 2005-93, Class XT (A),
               7.000%, 10/25/35                                       3,495,962
    4,878,154  FNMA CMO/REMIC Ser 2006-109, Class JS (A),
               6.750%, 5/25/36                                        4,833,089

================================================================================

  PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 83.3%

$   5,296,750  FNMA CMO/REMIC Ser 2006-14, Class DT (A),
               7.000%, 3/25/36                                     $  5,313,320
      613,139  FNMA Pool #190658, 7.000%, 2/1/09                        617,969
      161,785  FNMA Pool #253472, 7.500%, 9/1/10                        165,707
      194,007  FNMA Pool #519992, 7.000%, 10/1/14                       199,632
      309,227  FNMA Pool #534851, 7.500%, 4/1/15                        320,939
      225,287  FNMA Pool #535219, 7.500%, 3/1/15                        233,819
      255,511  FNMA Pool #535635, 8.500%, 6/1/12                        257,123
    1,164,690  FNMA Pool #555646, 7.500%, 9/1/16                      1,210,084
       48,630  GNMA ARM Pool #8103 (A), 5.625%, 2/20/16                  49,045
       47,747  GNMA ARM Pool #8287 (A), 5.125%, 11/20/17                 48,113
       73,064  GNMA ARM Pool #8297 (A), 5.125%, 12/20/17                 74,140
      124,447  GNMA ARM Pool #8333 (A), 5.625%, 3/20/18                 125,426
       67,631  GNMA ARM Pool #8345 (A), 5.875%, 4/20/18                  67,532
       84,066  GNMA ARM Pool #8366 (A), 5.375%, 6/20/18                  84,693
        4,452  GNMA ARM Pool #8404 (A), 5.750%, 9/20/18                   4,503
       36,517  GNMA ARM Pool #8405 (A), 6.000%, 9/20/18                  36,892
        8,769  GNMA ARM Pool #8462 (A), 5.375%, 2/20/19                   8,867
       58,464  GNMA ARM Pool #8489 (A), 5.875%, 4/20/19                  58,387
    4,215,481  GNMA CMO/REMIC Ser 2003-34, Class PM,
               4.000%, 4/20/33                                        4,096,668
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS   $136,337,413
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.9%

$   5,000,000  FHLB (A), 4.470%, 2/22/07                           $  4,996,420
   10,000,000  FHLB (A), 6.699%, 5/19/10                              9,908,000
    3,000,000  FHLB (A), 4.750%, 9/29/14                              2,958,300
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS            $ 17,862,720
--------------------------------------------------------------------------------

   FACE
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENT -- 6.0%

   $9,781,000  PNC Capital Markets 5.02% dated 12/29/06
               due 01/02/07 repurchase proceeds
               $9,786,456 (Collateralized by $12,600,000
               U.S. Government Obligation FNR 2006-61
               FX 5.77% due 07/25/36; fair value
               $12,568,500) (B)                                    $  9,781,000
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
ULTRA SHORT DURATION FIXED INCOME FUND (CONTINUED)
================================================================================

                                                                       MARKET
   SHARES                                                              VALUE
--------------------------------------------------------------------------------

               CASH EQUIVALENT -- 0.0%

           27  BlackRock TempFund, Institutional Shares,
               5.187% ^                                            $         27
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES AND
               REPURCHASE AGREEMENT -- 100.2%
               (Cost $162,978,336)                                 $163,981,160

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)         (304,186)
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                $163,676,974
================================================================================

^     The rate shown is the 7-day effective yield as of December 31, 2006.

(A) Variable rate security - the rate reflected is the rate in effect on December 31, 2006.

(B)   Tri-Party Repurchase Agreement

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
VALUE OPPORTUNITIES FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.8%                               SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 36.3%
ACE                                                    32,300      $  1,956,411
Bank of America                                        62,900         3,358,230
Bank of New York                                       42,425         1,670,272
Citigroup                                              76,775         4,276,367
Hartford Financial Services Group+                     33,350         3,111,889
Host Hotels & Resorts*+                                50,850         1,248,368
Loews                                                  71,325         2,957,848
Morgan Stanley                                         42,375         3,450,595
PNC Financial Services Group                           28,375         2,100,885
Radian Group                                           23,600         1,272,276
RenaissanceRe Holdings                                 34,175         2,050,500
Torchmark                                              38,375         2,446,790
US Bancorp+                                            58,725         2,125,258
Wachovia+                                              45,025         2,564,174
Wells Fargo                                            70,725         2,514,981
--------------------------------------------------------------------------------
                                                                     37,104,844
--------------------------------------------------------------------------------

ENERGY -- 10.2%
ConocoPhillips                                         14,550         1,046,873
Exxon Mobil                                            75,825         5,810,469
Noble Energy                                           26,450         1,297,901
Peabody Energy                                         23,750           959,738
Valero Energy                                          24,550         1,255,977
--------------------------------------------------------------------------------
                                                                     10,370,958
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.7%
Altria Group                                           25,850         2,218,447
CVS                                                    63,475         1,962,012
HJ Heinz                                               40,675         1,830,782
Procter & Gamble                                       44,725         2,874,476
--------------------------------------------------------------------------------
                                                                      8,885,717
--------------------------------------------------------------------------------

INDUSTRIALS -- 8.4%
Deere                                                  22,275         2,117,684
General Electric                                       82,550         3,071,686
Republic Services                                      45,300         1,842,351
Shaw Group*                                            46,000         1,541,000
--------------------------------------------------------------------------------
                                                                      8,572,721
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.3%
Comcast, Class A*+                                     76,875         3,254,119
JC Penney+                                             13,175         1,019,218
McDonald's                                             40,200         1,782,066
Walt Disney                                            71,125         2,437,454
--------------------------------------------------------------------------------
                                                                      8,492,857
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
VALUE OPPORTUNITIES FUND (CONTINUED)
================================================================================

                                                                       MARKET
COMMON STOCKS -- 99.8% (CONTINUED)                   SHARES            VALUE
--------------------------------------------------------------------------------

UTILITIES -- 7.1%
DPL                                                    53,700      $  1,491,786
Duke Energy                                            46,075         1,530,151
Edison International                                   22,775         1,035,807
Exelon+                                                25,400         1,572,006
National Fuel Gas+                                     41,600         1,603,264
--------------------------------------------------------------------------------
                                                                      7,233,014
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 6.4%
eFunds*                                                71,550         1,967,625
Hewlett Packard                                        28,650         1,180,094
RF Micro Devices*+                                    159,400         1,082,326
Teradyne*                                             150,650         2,253,724
--------------------------------------------------------------------------------
                                                                      6,483,769
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 5.7%
AT&T+                                                 119,550         4,273,913
Verizon Communications                                 42,775         1,592,941
--------------------------------------------------------------------------------
                                                                      5,866,854
--------------------------------------------------------------------------------

HEALTH CARE -- 5.6%
Pfizer                                                 58,975         1,527,453
Sanofi-Aventis ADR+                                    59,500         2,747,115
Wellpoint*                                             17,925         1,410,518
--------------------------------------------------------------------------------
                                                                      5,685,086
--------------------------------------------------------------------------------

MATERIALS -- 3.1%
Lubrizol                                               29,150         1,461,290
Syngenta ADR                                           46,875         1,740,937
--------------------------------------------------------------------------------
                                                                      3,202,227
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $101,898,047
--------------------------------------------------------------------------------

================================================================================

                                                                       MARKET
                                                     SHARES            VALUE
--------------------------------------------------------------------------------
INVESTMENT FUND -- 22.5%
BlackRock Institutional Money Market Trust,
4.95% ** ^                                         22,982,313      $ 22,982,313
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.6%
BlackRock TempFund, Institutional Shares,
5.19% ^                                               574,726      $    574,726
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 122.9%
(Cost $110,866,179)                                                $125,455,086

LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.9%)                    (23,417,282)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $102,037,804
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $21,994,452.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2006.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ , the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain and use the average of the bid and ask price from at least two independent brokers.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has not been traded for an extended period of time; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; trading of securities is subject to local government restrictions; the security's primary pricing source is not able or willing to provide a price, or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2006, there were no fair valued securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the advisor, the administrator or sub-administrator notifies the advisor or sub-advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The International Equity Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Fair Value Committee. The Fair Value Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

The assets of the Strategic Value and High Income Fund consist of investments in underlying affiliated investment companies, which are valued at their respective net asset value per share.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

PORTFOLIO SECURITIES LOANED - Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of December 31, 2006, the following Funds loaned common stocks and received collateral as follows:

                                     FAIR VALUE OF COMMON         VALUE OF
                                         STOCKS LOANED       COLLATERAL RECEIVED
--------------------------------------------------------------------------------
Clover Core Fixed Income                  $    865,781          $    902,625
Diversified Growth Fund                   $ 22,712,036          $ 23,574,323
Diversified Small Cap Value Fund          $ 28,382,957          $ 29,896,754
Diversified Value Fund                    $ 17,094,760          $ 17,746,461
Family Heritage Fund                      $ 20,576,634          $ 21,354,146
Healthcare & Biotechnology Fund           $ 12,343,711          $ 12,802,263
HLAM Large Cap Quality Stock Fund         $  3,135,012          $  3,249,904
Pitcairn Select Value Fund                $  5,183,802          $  5,354,528
Pitcairn Taxable Bond Fund                $  1,060,368          $  1,110,000
Sands Capital Select Growth Fund          $129,765,551          $133,783,984
Short Duration Fixed Income Fund          $  4,892,580          $  5,048,750
Small Cap Fund                            $  8,583,991          $  9,087,513
Small Cap Value Opportunities Fund        $ 16,452,113          $ 17,223,977
Value Opportunities Fund                  $ 21,994,452          $ 22,982,313

TOUCHSTONE FUNDS GROUP TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
================================================================================

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The

Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

REPURCHASE AGREEMENTS - In connection with transactions involving repurchase agreements, a third-party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

DELAYED DELIVERY TRANSACTIONS - The Funds may purchase or sell securities on a when issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

FOREIGN CURRENCY TRANSLATION - The books and records of the International Equity Fund are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

      (1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

      (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS - The International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains or losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for income tax purposes. As of December 31, 2006 there were no outstanding contracts.

FEDERAL TAX INFORMATION - As of December 31, 2006, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                              GROSS               GROSS               GROSS           NET UNREALIZED
                                                             FEDERAL           UNREALIZED          UNREALIZED          APPRECIATION
                                                            TAX COST          APPRECIATION        DEPRECIATION        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund                             $ 22,832,652        $     79,094        $   (334,115)        $   (255,021)
Diversified Growth Fund                                   $134,594,586        $ 15,578,948        $ (7,387,447)        $  8,191,501
Diversified Small Cap Value Fund                          $245,765,887        $ 38,766,186        $ (4,995,496)        $ 33,770,690
Diversified Value Fund                                    $154,616,380        $ 35,242,308        $   (643,525)        $ 34,598,783
Family Heritage Fund                                      $ 86,620,067        $ 21,834,067        $ (4,776,193)        $ 17,057,874
Healthcare & Biotechnology Fund                           $ 57,627,290        $  5,416,493        $   (820,486)        $  4,596,007
HLAM Large Cap Quality Stock Fund                         $ 13,610,524        $  4,167,029        $   (141,157)        $  4,025,872
International Equity Fund                                 $132,467,045        $ 26,583,705        $ (2,175,681)        $ 24,408,024
Mid Cap Fund                                              $201,147,962        $ 10,392,701        $ (2,758,919)        $  7,633,782
Pitcairn Select Value Fund                                $ 54,574,706        $  7,751,688        $    (58,408)        $  7,693,280
Pitcairn Taxable Bond Fund                                $ 41,929,898        $  1,057,576        $   (334,230)        $    723,346
Sands Capital Select Growth Fund                          $633,246,264        $ 75,733,222        $(34,684,512)        $ 41,048,710
Short Duration Fixed Income Fund                          $ 76,259,563        $    276,616        $ (1,284,711)        $ (1,008,095)
Small Cap Fund                                            $ 79,284,523        $ 10,693,427        $   (704,765)        $  9,988,662
Small Cap Value Opportunities Fund                        $246,599,301        $ 23,104,389        $ (9,006,125)        $ 14,098,264
Strategic Value and High Income Fund                      $  2,069,307        $    208,542        $     (6,995)        $    201,547
Tax-Exempt Bond Fund                                      $111,558,802        $  4,769,158        $    (44,543)        $  4,724,615
Ultra Short Duration Fixed Income Fund                    $162,978,336        $  1,750,749        $   (747,925)        $  1,002,824
Value Opportunities Fund                                  $110,899,562        $ 14,712,755        $   (157,231)        $ 14,555,524

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Funds Group Trust


By:    /s/ Jill T. McGruder
       --------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 23, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Weidenheft
       --------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller

Date:  February 23, 2007